American Century Investments®
Quarterly Portfolio Holdings
Avantis® International Small Cap Equity ETF (AVDS)
November 30, 2024

Avantis International Small Cap Equity ETF - Schedule of Investments
NOVEMBER 30, 2024 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.2%
Australia — 8.6%
29Metals Ltd.(1)	6,846	1,638
Accent Group Ltd.(2)	8,860	14,298
Adairs Ltd.	3,617	6,293
Aeris Resources Ltd.(1)	5,859	691
Alkane Resources Ltd.(1)(2)	4,029	1,305
Amotiv Ltd.	2,836	19,326
AMP Ltd.	56,753	57,907
Amplitude Energy Ltd.(1)	41,432	4,873
Ansell Ltd.	2,927	63,501
Appen Ltd.(1)	1,941	3,032
Arafura Rare Earths Ltd.(1)	54,577	4,282
ARB Corp. Ltd.	1,604	44,579
Aurelia Metals Ltd.(1)	21,253	2,367
Aussie Broadband Ltd.	1,107	2,728
Austal Ltd.(1)	8,067	16,832
Australian Clinical Labs Ltd.	2,560	5,799
Australian Ethical Investment Ltd.	2,028	6,688
Baby Bunting Group Ltd.	1,425	1,644
Bank of Queensland Ltd.	13,807	62,254
Bannerman Energy Ltd.(1)	3,193	5,706
Bapcor Ltd.	7,060	20,832
Beach Energy Ltd.	38,494	30,950
Bega Cheese Ltd.	6,038	20,869
Bendigo & Adelaide Bank Ltd.	11,470	100,643
Berkeley Energia Ltd.(1)	5,485	1,232
Breville Group Ltd.(2)	2,219	48,797
Brickworks Ltd.	1,711	29,382
Bubs Australia Ltd.(1)	2,818	212
Capricorn Metals Ltd.(1)	7,928	33,727
Catapult Group International Ltd.(1)	5,226	12,580
Cettire Ltd.(1)(2)	5,097	4,025
Chalice Mining Ltd.(1)	9,182	8,233
Challenger Ltd.	11,297	46,017
Champion Iron Ltd.	9,283	34,899
Civmec Australia Ltd.	7,900	6,610
Clinuvel Pharmaceuticals Ltd.(2)	268	2,302
Coast Entertainment Holdings Ltd.(1)(2)	3,064	861
Codan Ltd.	1,855	18,996
Collins Foods Ltd.	2,587	14,539
Core Lithium Ltd.(1)(2)	12,096	722
Coronado Global Resources, Inc.	13,465	8,167
Credit Corp. Group Ltd.	1,391	16,176
Data#3 Ltd.	764	3,893
De Grey Mining Ltd.(1)	30,263	30,174
Deep Yellow Ltd.(1)	16,048	12,645
Delta Lithium Ltd.(1)	11,580	1,437
Deterra Royalties Ltd.	8,785	21,573
Develop Global Ltd.(1)	4,678	6,023
DGL Group Ltd.(1)	1,090	420

Dicker Data Ltd.	1,568	8,720
Domino's Pizza Enterprises Ltd.	1,268	27,053
Downer EDI Ltd.	11,791	44,390
Elders Ltd.	4,444	22,664
Electro Optic Systems Holdings Ltd.(1)	3,029	2,429
Emerald Resources NL(1)	11,526	27,369
EML Payments Ltd.(1)	7,356	4,856
EVT Ltd.	1,852	13,864
FireFly Metals Ltd.(1)	7,340	5,243
FleetPartners Group Ltd.(1)	6,181	12,801
Flight Centre Travel Group Ltd.	3,207	36,719
G8 Education Ltd.	12,061	10,664
Genesis Minerals Ltd.(1)	20,662	34,275
Gold Road Resources Ltd.	24,119	29,460
GrainCorp Ltd., A Shares	5,435	27,757
Grange Resources Ltd.	10,632	1,772
GWA Group Ltd.	3,846	5,828
Hansen Technologies Ltd.	3,496	13,272
Harvey Norman Holdings Ltd.	12,360	38,508
Healius Ltd.(1)	4,630	4,188
Helia Group Ltd.	9,153	26,803
Helloworld Travel Ltd.	2,034	2,725
HUB24 Ltd.	133	6,565
IDP Education Ltd.(2)	5,483	45,882
IGO Ltd.	12,511	39,815
Iluka Resources Ltd.	8,874	32,469
Imdex Ltd.	10,245	17,164
Immutep Ltd.(1)	11,508	2,446
Imugene Ltd.(1)(2)	101,338	2,516
Incitec Pivot Ltd.	14,626	30,717
Inghams Group Ltd.	9,264	18,776
Insignia Financial Ltd.	10,690	21,997
Integral Diagnostics Ltd.	4,439	8,469
ioneer Ltd.(1)(2)	20,164	2,776
IRESS Ltd.(1)	2,480	15,086
JB Hi-Fi Ltd.	2,284	135,923
Johns Lyng Group Ltd.	3,901	10,677
Judo Capital Holdings Ltd.(1)	11,700	15,289
Jumbo Interactive Ltd.	1,086	9,918
Jupiter Mines Ltd.	18,102	1,775
Karoon Energy Ltd.	19,650	17,099
Kogan.com Ltd.	1,834	5,993
Lendlease Corp. Ltd.	10,110	47,424
Lifestyle Communities Ltd.(2)	1,602	9,476
Lindian Resources Ltd.(1)	13,877	871
Lindsay Australia Ltd.(2)	5,430	3,229
Lovisa Holdings Ltd.	1,797	34,634
Maas Group Holdings Ltd.(2)	1,659	5,369
Magellan Financial Group Ltd.	3,545	25,383
Mayne Pharma Group Ltd.(1)	1,584	5,282
McMillan Shakespeare Ltd.	1,353	13,328
Megaport Ltd.(1)	3,112	16,099
Mesoblast Ltd.(1)(2)	25,376	29,421
Metals X Ltd.(1)	7,201	1,909
Metcash Ltd.	22,449	45,783

Monadelphous Group Ltd.	1,660	13,872
Mount Gibson Iron Ltd.(1)	6,717	1,338
Myer Holdings Ltd.(2)	14,676	10,183
MyState Ltd.	822	2,208
Netwealth Group Ltd.	2,655	53,514
Neuren Pharmaceuticals Ltd.(1)	2,081	17,015
New Hope Corp. Ltd.	11,598	35,657
nib holdings Ltd.	10,652	39,542
Nick Scali Ltd.	1,584	14,587
Nickel Industries Ltd.	34,469	20,362
Nine Entertainment Co. Holdings Ltd.	29,500	24,255
Novonix Ltd.(1)	4,042	1,961
NRW Holdings Ltd.	9,638	24,618
Nufarm Ltd.	6,752	16,824
Nuix Ltd.(1)	5,513	24,188
OFX Group Ltd.(1)	4,651	4,026
Omni Bridgeway Ltd.(1)	2,991	2,008
oOh!media Ltd.	10,975	9,000
Orora Ltd.	27,254	43,363
Paladin Energy Ltd.(1)(2)	852	4,256
Panoramic Resources Ltd.(1)	1,504	1
Pantoro Ltd.(1)	123,162	8,064
Perenti Ltd.	15,553	12,604
Perpetual Ltd.	1,905	27,013
Perseus Mining Ltd.	36,598	63,344
PEXA Group Ltd.(1)	2,604	22,251
Pinnacle Investment Management Group Ltd.	2,724	41,821
Platinum Asset Management Ltd.	8,819	6,076
Praemium Ltd.	5,060	2,312
Premier Investments Ltd.	1,906	43,288
PWR Holdings Ltd.	1,824	10,287
Qube Holdings Ltd.	34,915	90,980
Ramelius Resources Ltd.	26,774	36,832
Regis Resources Ltd.(1)	17,153	28,790
Reliance Worldwide Corp. Ltd.	17,671	63,195
Renascor Resources Ltd.(1)(2)	26,309	1,135
Resolute Mining Ltd.(1)	53,010	15,107
Ridley Corp. Ltd.	6,219	11,331
RPMGlobal Holdings Ltd.(1)	5,036	10,274
Sandfire Resources Ltd.(1)	9,742	66,399
Sayona Mining Ltd.(1)(2)	74,638	1,564
Select Harvests Ltd.(1)	2,855	6,880
Service Stream Ltd.	15,164	16,157
Sigma Healthcare Ltd.(2)	21,094	39,849
Sims Ltd.	3,404	29,250
SiteMinder Ltd.(1)	5,025	21,765
SmartGroup Corp. Ltd.	3,030	15,486
Southern Cross Electrical Engineering Ltd.	4,509	4,534
St Barbara Ltd.(1)(2)	17,490	3,893
Stanmore Resources Ltd.	8,552	18,551
Star Entertainment Group Ltd.(1)(2)	36,455	4,664
Strandline Resources Ltd.(1)	970	6
Strike Energy Ltd.(1)(2)	36,642	4,915
Super Retail Group Ltd.	3,689	35,573
Superloop Ltd.(1)	10,075	14,486

Syrah Resources Ltd.(1)(2)	6,467	933
Technology One Ltd.	6,254	123,714
Telix Pharmaceuticals Ltd.(1)	1,468	23,797
Temple & Webster Group Ltd.(1)	1,666	12,885
Terracom Ltd.	7,020	895
Tyro Payments Ltd.(1)	8,388	4,940
Universal Store Holdings Ltd.	1,444	7,353
Vault Minerals Ltd.(1)	136,677	31,349
Ventia Services Group Pty. Ltd.	18,556	55,241
Viva Energy Group Ltd.	23,547	40,249
Vulcan Energy Resources Ltd.(1)(2)	3,330	15,488
WEB Travel Group Ltd.(1)	3,550	11,982
Webjet Group Ltd.(1)	3,550	1,968
West African Resources Ltd.(1)	22,374	22,242
Westgold Resources Ltd.	12,844	23,961
Whitehaven Coal Ltd.	2,972	12,808
Wildcat Resources Ltd.(1)	16,854	2,647
Zip Co. Ltd.(1)	20,186	45,323
		3,522,828
Austria — 0.8%
AT&S Austria Technologie & Systemtechnik AG(1)	1,497	20,912
DO & Co. AG(1)	559	94,447
Lenzing AG(1)	1,259	39,126
Oesterreichische Post AG	2,029	61,785
Palfinger AG	522	10,723
Porr AG	1,068	18,194
Schoeller-Bleckmann Oilfield Equipment AG	603	18,632
Semperit AG Holding	162	1,974
UNIQA Insurance Group AG	7,981	60,733
Zumtobel Group AG	1,019	5,156
		331,682
Belgium — 1.1%
AGFA-Gevaert NV(1)	1,871	1,522
Bekaert SA	1,227	42,577
bpost SA	3,654	7,338
Fagron	2,617	51,751
Galapagos NV, ADR(1)(2)	1,426	39,415
KBC Ancora	57	2,851
Kinepolis Group NV(2)	519	20,218
Melexis NV	68	4,088
Ontex Group NV(1)	2,175	18,353
Proximus SADP	5,752	37,347
Solvay SA	3,102	107,650
Tessenderlo Group SA	801	18,816
Umicore SA	4,952	53,617
VGP NV	519	43,388
		448,931
Canada — 10.5%
5N Plus, Inc.(1)	1,661	7,700
Acadian Timber Corp.	118	1,495
Advantage Energy Ltd.(1)	3,561	22,891
Aecon Group, Inc.	1,425	29,293
Africa Oil Corp.	9,261	13,031
Ag Growth International, Inc.	484	18,239
AGF Management Ltd., Class B	711	5,688

Air Canada(1)	444	7,916
Alamos Gold, Inc., Class A	6,540	124,302
Algoma Steel Group, Inc.	1,779	19,085
Algonquin Power & Utilities Corp.	6,054	30,053
Altius Minerals Corp.	711	13,361
Altus Group Ltd.	354	15,050
Andlauer Healthcare Group, Inc.	323	9,978
Aris Mining Corp.(1)(2)	1,425	5,486
Aritzia, Inc.(1)	1,749	58,265
Arizona Metals Corp.(1)	711	1,000
Atco Ltd., Class I	1,425	50,016
Athabasca Oil Corp.(1)	11,400	41,853
Atrium Mortgage Investment Corp.	711	5,769
Avino Silver & Gold Mines Ltd.(1)	2,611	2,947
B2Gold Corp.	24,225	70,596
Badger Infrastructure Solution(2)	711	19,212
Ballard Power Systems, Inc.(1)(2)	2,136	3,158
Baytex Energy Corp.	13,558	38,542
Birchcliff Energy Ltd.	4,275	16,153
Bird Construction, Inc.	1,068	23,533
Bitfarms Ltd.(1)(2)	711	1,574
Boralex, Inc., A Shares	1,736	37,372
Boston Pizza Royalties Income Fund	200	2,491
Boyd Group Services, Inc.	217	33,488
Brookfield Business Corp., Class A	217	6,070
Brookfield Wealth Solutions Ltd.(1)	633	38,928
BRP, Inc.	655	31,996
Calibre Mining Corp.(1)	10,796	19,278
Canada Goose Holdings, Inc.(1)(2)	711	6,775
Canadian Western Bank	2,096	90,140
Canfor Corp.(1)	711	9,004
Capital Power Corp.	2,853	126,913
Capstone Copper Corp.(1)	6,411	44,326
Cardinal Energy Ltd.	2,136	10,008
Cascades, Inc.	1,425	12,336
Celestica, Inc. (Toronto)(1)	2,136	183,644
Centerra Gold, Inc.	3,561	21,492
CES Energy Solutions Corp.	4,275	29,496
Chorus Aviation, Inc.(1)	1,425	3,440
CI Financial Corp.	2,850	63,207
Cineplex, Inc.(1)	1,268	9,881
Cogeco Communications, Inc.	300	14,999
Cogeco, Inc.	100	4,386
Colliers International Group, Inc.	711	109,008
Computer Modelling Group Ltd.	1,425	10,443
Converge Technology Solutions Corp.	2,611	6,266
Definity Financial Corp.	1,425	59,573
Docebo, Inc.(1)	236	11,756
Doman Building Materials Group Ltd.	662	4,617
DREAM Unlimited Corp., Class A	711	12,823
Dundee Precious Metals, Inc.	3,204	30,025
Dynacor Group, Inc.	475	2,025
ECN Capital Corp.	1,779	3,571
Eldorado Gold Corp.(1)	4,405	70,383
Endeavour Silver Corp.(1)(2)	3,296	13,796

Enerflex Ltd.	1,425	13,018
Enghouse Systems Ltd.	711	14,814
Ensign Energy Services, Inc.(1)	1,425	3,003
EQB, Inc.	711	57,132
Equinox Gold Corp.(1)(2)	7,836	44,552
ERO Copper Corp.(1)(2)	1,425	21,771
Exchange Income Corp.	354	14,359
Extendicare, Inc.	1,068	8,101
Fiera Capital Corp.	711	4,941
Finning International, Inc.	1,732	47,257
First Majestic Silver Corp.(2)	5,706	35,376
First National Financial Corp.	354	11,135
Fission Uranium Corp.(1)	7,125	4,326
Fortuna Mining Corp.(1)(2)	6,054	29,188
Freehold Royalties Ltd.	2,136	21,252
Frontera Energy Corp.	711	4,134
Gear Energy Ltd.	3,561	1,373
Gibson Energy, Inc.	2,704	45,599
goeasy Ltd.	354	44,003
GoGold Resources, Inc.(1)	2,850	2,646
GoldMining, Inc.(1)	1,425	1,252
Hammond Power Solutions, Inc.	100	10,142
Headwater Exploration, Inc.	3,561	17,499
Hudbay Minerals, Inc.	7,771	69,326
Hut 8 Corp.(1)	855	24,208
i-80 Gold Corp.(1)	2,136	1,327
IAMGOLD Corp.(1)	12,164	67,073
Innergex Renewable Energy, Inc.(2)	3,150	19,642
Interfor Corp.(1)	711	10,360
International Petroleum Corp.(1)	1,779	20,166
Journey Energy, Inc.(1)	711	1,087
K92 Mining, Inc.(1)	4,275	27,848
Kelt Exploration Ltd.(1)	3,561	17,118
Labrador Iron Ore Royalty Corp.	1,047	22,181
Laurentian Bank of Canada	711	15,057
Leon's Furniture Ltd.	522	10,112
Lightspeed Commerce, Inc.(1)	2,136	40,049
Linamar Corp.	817	35,871
Lion Electric Co.(1)	1,425	260
Lithium Americas Argentina Corp.(1)	1,068	3,654
Lundin Gold, Inc.	2,136	49,675
Major Drilling Group International, Inc.(1)	711	4,362
Maple Leaf Foods, Inc.	1,425	23,155
Martinrea International, Inc.(2)	1,425	10,341
Mattr Corp.(1)	1,425	13,150
MDA Space Ltd.(1)	2,136	41,056
MEG Energy Corp.	1,000	17,999
Methanex Corp.	950	44,540
Mullen Group Ltd.	1,425	15,736
Neo Performance Materials, Inc.	711	4,042
New Gold, Inc.(1)	14,250	39,695
New Pacific Metals Corp.(1)	1,068	1,701
North American Construction Group Ltd.	711	14,514
North West Co., Inc.	811	29,861
Northland Power, Inc.	4,694	68,094

Novagold Resources, Inc.(1)	464	1,698
NuVista Energy Ltd.(1)	3,204	31,055
Obsidian Energy Ltd.(1)(2)	1,425	8,153
OceanaGold Corp.	12,111	38,235
Onex Corp.	711	57,838
Orla Mining Ltd.(1)(2)	1,779	8,615
Osisko Gold Royalties Ltd.(2)	2,493	48,398
Paramount Resources Ltd., A Shares	1,425	31,899
Parex Resources, Inc.	1,909	20,412
Parkland Corp.	1,636	42,242
Pason Systems, Inc.	1,381	13,977
Pet Valu Holdings Ltd.	711	13,905
PetroTal Corp.	14,250	6,412
Peyto Exploration & Development Corp.	4,275	50,779
PHX Energy Services Corp.	1,068	7,468
Pine Cliff Energy Ltd.	4,275	2,687
Pizza Pizza Royalty Corp.	711	6,739
PrairieSky Royalty Ltd.	2,176	46,207
Precision Drilling Corp.(1)	354	22,438
Premium Brands Holdings Corp.	798	44,783
Quebecor, Inc., Class B	888	20,969
Quipt Home Medical Corp.(1)	354	900
Real Matters, Inc.(1)(2)	1,425	6,880
Richelieu Hardware Ltd.	217	6,367
Rogers Sugar, Inc.	1,425	6,209
Russel Metals, Inc.	1,198	39,327
Sandstorm Gold Ltd.	4,629	26,847
Savaria Corp.	484	7,332
Seabridge Gold, Inc.(1)	1,425	20,682
Secure Energy Services, Inc.	4,629	52,405
Sienna Senior Living, Inc.	1,068	12,953
Silvercorp Metals, Inc.	2,850	9,364
SilverCrest Metals, Inc.(1)	2,493	25,606
Solaris Resources, Inc.(1)(2)	711	2,280
Spartan Delta Corp.(1)(2)	2,136	5,401
Sprott, Inc.	187	8,244
SSR Mining, Inc.(1)(2)	2,850	16,753
StorageVault Canada, Inc.(2)	4,293	12,511
Strathcona Resources Ltd.	38	864
SunOpta, Inc.(1)	1,068	8,551
Superior Plus Corp.	3,561	16,838
Surge Energy, Inc.	1,779	7,243
Tamarack Valley Energy Ltd.	8,727	27,801
Timbercreek Financial Corp.	1,425	7,786
Topaz Energy Corp.	1,425	28,336
Torex Gold Resources, Inc.(1)	1,425	30,229
Total Energy Services, Inc.	711	5,932
Tourmaline Oil Corp.	326	15,387
TransAlta Corp.	4,828	54,727
Transcontinental, Inc., Class A	1,068	13,006
Trican Well Service Ltd.	3,561	12,438
Triple Flag Precious Metals Corp.	711	11,792
Trisura Group Ltd.(1)	354	10,192
Valeura Energy, Inc.(1)	2,493	11,076
Veren, Inc.	9,705	51,504

Vermilion Energy, Inc.	2,670	27,405
Wajax Corp.	711	12,051
Wesdome Gold Mines Ltd.(1)	2,611	22,808
Westshore Terminals Investment Corp.	711	12,320
Whitecap Resources, Inc.	11,105	81,143
Winpak Ltd.	711	24,640
		4,289,314
Denmark — 1.9%
ALK-Abello AS(1)	2,460	56,588
Alm Brand AS	12,112	23,490
Bavarian Nordic AS(1)	1,360	37,386
cBrain AS	234	6,930
Chemometec AS	268	18,062
D/S Norden AS	464	14,070
Dfds AS	729	14,604
FLSmidth & Co. AS	751	41,084
GN Store Nord AS(1)	2,387	45,923
Green Hydrogen Systems AS(1)	767	388
H&H International AS, B Shares(1)	324	3,645
Harboes Bryggeri AS, Class B	38	930
ISS AS	3,187	57,983
Nilfisk Holding AS(1)	270	4,070
NKT AS(1)	1,146	88,541
NTG Nordic Transport Group AS(1)	163	6,590
Per Aarsleff Holding AS	391	25,549
Ringkjoebing Landbobank AS	570	93,043
Royal Unibrew AS	1,230	92,844
Schouw & Co. AS	288	22,743
Skjern Bank	52	1,145
Solar AS, B Shares	114	4,973
Spar Nord Bank AS	1,464	28,867
Sparekassen Sjaelland-Fyn AS	279	8,431
Svitzer Group AS(1)	183	5,856
Sydbank AS	1,230	61,162
TORM PLC, Class A	1,274	26,952
		791,849
Finland — 1.0%
Anora Group OYJ	1,210	3,747
Citycon OYJ(1)	2,689	9,827
Finnair OYJ(1)	1,476	3,345
F-Secure OYJ	2,854	5,623
Harvia OYJ	574	26,552
Incap OYJ(1)(2)	426	4,378
Kemira OYJ	3,795	74,616
Kojamo OYJ(1)	1,749	17,834
Mandatum OYJ	10,551	47,466
Marimekko OYJ	1,210	15,577
Metsa Board OYJ, Class B(2)	313	1,391
Nokian Renkaat OYJ(2)	4,371	34,050
Outokumpu OYJ(2)	12,616	42,369
Puuilo OYJ	2,016	19,204
QT Group OYJ(1)	555	40,133
Raisio OYJ, V Shares	1,812	4,069
Revenio Group OYJ	356	10,235
TietoEVRY OYJ(2)	1,852	33,075

Tokmanni Group Corp.	1,621	20,248
WithSecure OYJ(1)	2,926	2,221
YIT OYJ(1)	4,598	11,536
		427,496
France — 2.9%
Aperam SA	1,464	41,905
Beneteau SACA(2)	1,052	8,844
Boiron SA	180	5,157
Carbios SACA(1)	179	1,133
Catana Group	658	3,217
Cie des Alpes	837	13,253
Clariane SE(1)(2)	9,987	19,785
Coface SA	3,901	60,344
Derichebourg SA	4,575	22,118
Elior Group SA(1)	2,173	6,083
Equasens(2)	196	8,570
Eramet SA(2)	286	15,328
Esker SA	160	44,077
Etablissements Maurel et Prom SA	3,063	16,223
Euroapi SA(1)(2)	1,034	4,495
Eurobio Scientific SA(1)	220	5,965
Eutelsat Communications SACA(1)(2)	4,438	13,664
Fnac Darty SA	354	9,940
Forvia SE	2,660	22,692
Genfit SA(1)	1,353	5,596
ID Logistics Group SACA(1)	76	31,174
Imerys SA	1,089	32,618
IPSOS SA	1,089	50,923
Kaufman & Broad SA	372	12,372
La Francaise De L'energie SACA(1)(2)	126	3,231
Maisons du Monde SA(2)	695	2,648
Mersen SA	679	14,224
Metropole Television SA	961	11,061
Nexans SA	661	75,015
Nexity SA(1)	1,440	17,766
Opmobility	1,851	17,070
OVH Groupe SAS(1)(2)	1,265	11,367
Quadient SA	627	11,380
ReWorld Media SA(1)	574	923
Rubis SCA	3,063	73,581
Seche Environnement SACA	70	5,941
SES SA	13,125	45,256
SMCP SA(1)	1,693	5,240
Societe BIC SA	802	53,503
Television Francaise 1 SA	1,731	13,245
Trigano SA	235	29,585
Ubisoft Entertainment SA(1)(2)	3,103	40,875
Valeo SE	6,528	54,370
Vallourec SACA(1)(2)	8,515	149,567
Valneva SE(1)(2)	2,797	5,461
Vicat SACA	715	27,062
Voltalia SA(1)(2)	1,193	9,689
VusionGroup(2)	144	21,744
X-Fab Silicon Foundries SE(1)(2)	2,367	11,267
		1,166,547

Germany — 3.3%
1&1 AG	748	9,411
7C Solarparken AG	1,000	2,009
About You Holding SE(1)	786	2,763
Adesso SE	51	4,685
Adtran Networks SE	268	5,625
Amadeus Fire AG	87	7,126
Aroundtown SA(1)	17,977	60,008
Atoss Software SE	143	18,804
Aumann AG	144	1,580
Aurubis AG	719	56,745
Auto1 Group SE(1)	1,584	22,043
Basler AG(1)	107	668
BayWa AG(1)	361	3,464
Bijou Brigitte AG	69	2,549
Bilfinger SE	448	20,688
Borussia Dortmund GmbH & Co. KGaA	1,299	4,478
BRANICKS Group AG(1)	376	953
CANCOM SE	613	15,272
Ceconomy AG(1)	2,405	8,170
Cewe Stiftung & Co. KGaA	76	7,781
Clearvise AG(1)	241	433
CompuGroup Medical SE & Co. KGaA	447	7,537
Datagroup SE	58	2,807
Dermapharm Holding SE	338	12,861
Deutsche Pfandbriefbank AG(1)	2,157	11,512
Deutsche Rohstoff AG	125	4,403
Deutz AG	2,975	12,662
Draegerwerk AG & Co. KGaA	39	1,691
Draegerwerk AG & Co. KGaA, Preference Shares	141	6,507
Duerr AG	856	19,820
Eckert & Ziegler SE	292	14,280
Elmos Semiconductor SE	106	6,976
ElringKlinger AG	464	2,011
Encavis AG(1)	969	17,914
Energiekontor AG	124	5,566
Evotec SE(1)	2,301	21,535
Fielmann Group AG	502	20,747
flatexDEGIRO AG	1,641	23,591
Formycon AG(1)	142	7,520
Fraport AG Frankfurt Airport Services Worldwide(1)	609	33,530
Freenet AG	2,063	63,886
Friedrich Vorwerk Group SE	108	3,071
Gerresheimer AG	609	48,136
Grand City Properties SA(1)	1,337	17,693
Grenke AG	481	7,880
Heidelberger Druckmaschinen AG(1)	4,489	4,356
HelloFresh SE(1)	3,656	44,982
Hensoldt AG	907	35,392
Hornbach Holding AG & Co. KGaA	145	12,396
HUGO BOSS AG	593	20,171
Hypoport SE(1)	38	7,834
Indus Holding AG	337	7,720
Instone Real Estate Group SE	268	2,386
Jenoptik AG	751	16,667

JOST Werke SE	252	11,077
Jungheinrich AG, Preference Shares	925	24,460
K&S AG	3,508	41,640
Kloeckner & Co. SE	1,069	5,321
Koenig & Bauer AG(1)	270	3,720
Kontron AG	196	3,558
Krones AG	267	33,378
Lanxess AG	1,678	42,097
LPKF Laser & Electronics SE(1)	450	4,157
Medios AG(1)	179	2,400
METRO AG	1,979	9,195
Mutares SE & Co. KGaA	375	9,788
Nagarro SE(1)	143	14,869
Nordex SE(1)	2,503	31,719
Norma Group SE	574	8,202
Patrizia SE	678	5,946
Pentixapharm Holding AG(1)	292	938
ProCredit Holding AG	522	4,333
ProSiebenSat.1 Media SE	2,724	13,319
PVA TePla AG(1)	96	1,312
SAF-Holland SE	1,091	15,672
Salzgitter AG	393	6,827
Schaeffler AG(1)	2,798	13,196
Secunet Security Networks AG	15	1,689
SGL Carbon SE(1)	997	4,308
Siltronic AG	390	19,635
Sixt SE	179	13,223
Sixt SE, Preference Shares	231	13,138
Steico SE(1)	39	754
STO SE & Co. KGaA, Preference Shares	38	4,417
Stroeer SE & Co. KGaA	679	35,066
Suedzucker AG	1,089	12,577
SUSS MicroTec SE	336	17,511
TAG Immobilien AG(1)	3,123	51,971
Takkt AG	269	2,314
TeamViewer SE(1)	2,264	27,659
thyssenkrupp AG	9,657	39,649
United Internet AG	1,046	17,408
Verbio SE	316	3,850
VIB Vermoegen AG	87	922
Vossloh AG	162	7,243
Wacker Neuson SE	537	7,727
		1,369,480
Hong Kong — 1.5%
Bright Smart Securities & Commodities Group Ltd.	14,000	3,878
Cafe de Coral Holdings Ltd.	10,000	10,137
China Beststudy Education Group(1)	5,000	2,195
Chow Sang Sang Holdings International Ltd.	2,000	1,660
CITIC Telecom International Holdings Ltd.	58,000	17,035
Cowell e Holdings, Inc.(1)(2)	4,000	12,980
Dah Sing Banking Group Ltd.	13,600	12,574
EC Healthcare	1,000	89
E-Commodities Holdings Ltd.	40,000	7,201
First Pacific Co. Ltd.	46,000	26,477
Giordano International Ltd.	30,000	6,374

Guotai Junan International Holdings Ltd.(2)	58,000	8,250
Hang Lung Group Ltd.	21,000	27,074
HKBN Ltd.	22,500	14,080
Hong Kong Technology Venture Co. Ltd.(1)	4,000	767
Hysan Development Co. Ltd.	19,000	30,691
IGG, Inc.	24,000	10,973
Johnson Electric Holdings Ltd.	13,500	18,842
JS Global Lifestyle Co. Ltd.(1)	39,000	7,237
Luk Fook Holdings International Ltd.	4,000	7,569
Man Wah Holdings Ltd.	56,800	35,550
Melco International Development Ltd.(1)(2)	21,000	13,089
New World Development Co. Ltd.(2)	30,000	24,794
Pacific Basin Shipping Ltd.	177,000	42,239
Pacific Textiles Holdings Ltd.(2)	15,000	2,823
Singamas Container Holdings Ltd.	44,000	3,971
Stella International Holdings Ltd.	24,000	43,866
SUNeVision Holdings Ltd.	1,000	541
Television Broadcasts Ltd.(1)	12,400	4,903
Texhong International Group Ltd.	2,000	986
Theme International Holdings Ltd.(2)	40,000	2,092
United Laboratories International Holdings Ltd.	32,000	43,645
Value Partners Group Ltd.	40,000	8,168
Vitasoy International Holdings Ltd.(2)	24,000	38,240
VSTECS Holdings Ltd.	20,000	13,028
VTech Holdings Ltd.	6,400	43,819
Yue Yuen Industrial Holdings Ltd.	26,500	59,641
		607,478
Ireland — 0.3%
Cairn Homes PLC	10,194	22,177
Dalata Hotel Group PLC	6,354	29,671
Glanbia PLC	1,420	21,982
Glenveagh Properties PLC(1)	9,337	15,157
Origin Enterprises PLC	1,780	5,770
Uniphar PLC	2,587	6,061
		100,818
Israel — 2.9%
Africa Israel Residences Ltd.	91	6,700
Airport City Ltd.(1)	1,408	23,509
Alony Hetz Properties & Investments Ltd.	2,586	22,041
Altshuler Shaham Finance Ltd.	1,140	2,098
Amot Investments Ltd.	4,398	24,338
Arad Investment & Industrial Development Ltd.(1)	72	2,716
Ashdod Refinery Ltd.	159	2,630
Ashtrom Group Ltd.(1)	714	12,574
Aura Investments Ltd.	2,977	15,125
Azorim-Investment Development & Construction Co. Ltd.(1)	1,548	8,745
Bet Shemesh Engines Holdings 1997 Ltd.(1)	125	9,814
Bezeq The Israeli Telecommunication Corp. Ltd.	12,518	17,998
Big Shopping Centers Ltd.(1)	253	33,621
Blue Square Real Estate Ltd.	76	6,793
Caesarstone Ltd.(1)	252	1,106
Cellcom Israel Ltd.(1)	2,082	11,230
Ceragon Networks Ltd.(1)	1,162	5,275
Clal Insurance Enterprises Holdings Ltd.(1)	1,389	29,547
Cognyte Software Ltd.(1)	1,089	8,843

Danel Adir Yeoshua Ltd.	90	9,997
Danya Cebus Ltd.	69	2,032
Delek Automotive Systems Ltd.(1)	784	5,539
Delek Group Ltd.	198	26,661
Delta Galil Ltd.	236	12,596
Direct Finance of Direct Group 2006 Ltd.	15	2,142
Doral Group Renewable Energy Resources Ltd.(1)	1,375	4,784
Electra Consumer Products 1970 Ltd.(1)	162	4,137
Electra Ltd.	33	17,674
Electra Real Estate Ltd.	391	4,892
Energix-Renewable Energies Ltd.	4,668	15,594
Enlight Renewable Energy Ltd.(1)	1,197	20,070
Fattal Holdings 1998 Ltd.(1)	178	25,970
FIBI Holdings Ltd.	427	21,099
Formula Systems 1985 Ltd.	166	14,509
Fox Wizel Ltd.	124	9,716
G City Ltd.	1,833	7,873
Gilat Satellite Networks Ltd.(1)	931	4,997
Hagag Group Real Estate Development(1)	361	2,070
Harel Insurance Investments & Financial Services Ltd.	2,190	26,519
Hilan Ltd.	288	16,760
Hiper Global Ltd.	254	1,123
IDI Insurance Co. Ltd.	163	5,974
IES Holdings Ltd.(1)	32	2,072
Inmode Ltd.(1)	457	8,925
Inrom Construction Industries Ltd.	1,620	7,024
Isracard Ltd.	3,919	15,893
Israel Canada TR Ltd.	2,566	10,275
Israel Corp. Ltd.	72	16,871
Israel Land Development Co. Ltd.(1)	162	1,601
Isras Holdings Ltd.(1)	72	7,767
Isras Investment Co. Ltd.	34	7,912
Ituran Location & Control Ltd.	268	8,083
Kenon Holdings Ltd.	376	11,185
Kornit Digital Ltd.(1)	859	27,316
Kvutzat Acro Ltd.	268	3,966
M Yochananof & Sons Ltd.	70	4,533
Magic Software Enterprises Ltd.	393	4,756
Matrix IT Ltd.	591	13,408
Max Stock Ltd.	1,891	5,766
Maytronics Ltd.	623	1,544
Mega Or Holdings Ltd.	391	11,965
Menora Mivtachim Holdings Ltd.	464	17,332
Meshek Energy Renewable Energies Ltd.(1)	4,695	2,885
Migdal Insurance & Financial Holdings Ltd.	8,056	14,385
Mivne Real Estate KD Ltd.	10,725	32,120
Mivtach Shamir Holdings Ltd.	101	5,007
Nano Dimension Ltd., ADR(1)	4,077	8,806
Nano-X Imaging Ltd.(1)	481	3,107
Next Vision Stabilized Systems Ltd.	1,068	14,917
Novolog Ltd.	4,966	2,384
Oddity Tech Ltd., Class A(1)	357	16,586
Oil Refineries Ltd.	78,535	19,973
One Software Technologies Ltd.	657	11,309
OPC Energy Ltd.(1)	2,065	16,528

Partner Communications Co. Ltd.(1)	2,884	17,047
Paz Retail & Energy Ltd.	213	25,478
Perion Network Ltd.(1)	783	6,691
Phoenix Financial Ltd.	3,101	38,910
Polyram Plastic Industries Ltd.	494	1,793
Prashkovsky Investments & Construction Ltd.	107	3,128
Priortech Ltd.(1)	177	7,898
Property & Building Corp. Ltd.	34	2,394
Qualitau Ltd.	76	3,641
Radware Ltd.(1)	373	8,862
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	141	9,465
Retailors Ltd.	338	6,817
Riskified Ltd., Class A(1)	1,034	5,015
Sapiens International Corp. NV	553	15,005
Scope Metals Group Ltd.(1)	125	4,750
Shapir Engineering & Industry Ltd.(1)	2,052	15,219
Shikun & Binui Ltd.(1)	6,822	22,374
Shufersal Ltd.	6,166	62,003
SimilarWeb Ltd.(1)	343	4,257
Strauss Group Ltd.	1,069	20,361
Summit Real Estate Holdings Ltd.	591	9,484
Tadiran Group Ltd.	21	1,210
Tel Aviv Stock Exchange Ltd.	1,464	17,510
YH Dimri Construction & Development Ltd.	78	7,418
ZIM Integrated Shipping Services Ltd.	1,532	33,765
		1,194,127
Italy — 2.9%
ACEA SpA	1,161	22,198
Anima Holding SpA	3,496	23,046
Arnoldo Mondadori Editore SpA	3,705	8,104
Azimut Holding SpA	2,834	71,535
Banca IFIS SpA	766	16,155
Banca Monte dei Paschi di Siena SpA	14,161	93,083
Banca Popolare di Sondrio SpA	11,916	90,613
BFF Bank SpA	5,778	54,791
Biesse SpA	215	1,688
Brembo NV(2)	2,224	20,608
Cairo Communication SpA	2,605	6,526
Carel Industries SpA(2)	307	6,095
Cementir Holding NV	1,354	15,793
CIR SpA-Compagnie Industriali(1)	25,038	15,822
Credito Emiliano SpA	2,857	30,346
d'Amico International Shipping SA	1,282	5,556
Danieli & C Officine Meccaniche SpA	354	9,411
Danieli & C Officine Meccaniche SpA, Preference Shares	1,123	22,917
Datalogic SpA	361	1,969
De' Longhi SpA	725	21,742
Digital Bros SpA(1)(2)	107	1,062
doValue SpA(1)(2)	171	208
El.En. SpA	908	11,656
Enav SpA	7,590	32,738
ERG SpA	933	20,490
Esprinet SpA(1)	574	2,703
Eurogroup Laminations SpA(2)	1,432	4,137
Ferretti SpA(2)	3,569	10,526

Fila SpA	962	10,189
Fincantieri SpA(1)(2)	2,500	15,704
GVS SpA(1)	1,570	8,518
Intercos SpA	310	4,479
Iren SpA	18,901	39,489
Iveco Group NV	5,238	52,400
Maire SpA	4,203	32,173
MARR SpA(2)	1,029	10,647
MFE-MediaForEurope NV, Class A	6,340	18,914
MFE-MediaForEurope NV, Class B(2)	2,047	8,409
OVS SpA	6,624	19,746
Piaggio & C SpA	4,560	9,809
RAI Way SpA	2,995	16,397
Safilo Group SpA(1)(2)	6,346	5,761
Saipem SpA(1)	25,029	64,594
Salvatore Ferragamo SpA(2)	980	5,734
Sanlorenzo SpA	392	12,934
Sesa SpA	196	16,003
Sogefi SpA(2)	2,227	4,617
Spaxs SpA(1)(2)	1,781	5,643
Tamburi Investment Partners SpA	3,103	27,549
Technogym SpA	4,118	45,698
Unipol Gruppo SpA	5,769	69,620
Webuild SpA	11,634	32,539
Wiit SpA	306	6,838
Zignago Vetro SpA(2)	1,191	11,994
		1,177,916
Japan — 31.1%
77 Bank Ltd.	1,500	44,216
A&D HOLON Holdings Co. Ltd.	700	8,823
Access Co. Ltd.(1)	500	4,182
Achilles Corp.	200	1,920
Adastria Co. Ltd.	700	17,157
ADEKA Corp.	2,000	36,866
Advanced Media, Inc.	100	718
Adventure, Inc.	100	2,486
Aeon Delight Co. Ltd.	400	11,830
Aeon Fantasy Co. Ltd.	200	4,147
AEON Financial Service Co. Ltd.	2,800	23,697
Aeon Hokkaido Corp.	900	5,195
Ahresty Corp.	200	689
Ai Holdings Corp.	120	1,679
Aica Kogyo Co. Ltd.	1,200	26,278
Aichi Corp.	600	5,528
Aichi Electric Co. Ltd.	100	2,638
Aichi Financial Group, Inc.	800	13,044
Aichi Steel Corp.	200	6,303
Aichi Tokei Denki Co. Ltd.	100	1,318
Aida Engineering Ltd.	900	4,663
Aiful Corp.	6,000	13,286
Ain Holdings, Inc.	700	23,472
Aiphone Co. Ltd.	200	3,634
Airport Facilities Co. Ltd.	500	1,935
Airtrip Corp.	200	1,522
Aisan Industry Co. Ltd.	900	8,012

AIT Corp.	200	2,337
Akebono Brake Industry Co. Ltd.(1)	3,000	2,227
Akita Bank Ltd.	400	5,554
Albis Co. Ltd.	100	1,739
Alconix Corp.	600	5,865
Alinco, Inc.	300	1,929
Alleanza Holdings Co. Ltd.	300	2,131
Alpen Co. Ltd.	300	4,011
Alpha Systems, Inc.	100	2,292
Alps Alpine Co. Ltd.	5,200	53,715
Altech Corp.	300	5,206
Amano Corp.	1,300	37,126
Amiyaki Tei Co. Ltd.	300	3,266
Amuse, Inc.	100	937
Amvis Holdings, Inc.	900	5,290
Anabuki Kosan, Inc.	100	1,328
Anest Iwata Corp.	300	2,799
Anicom Holdings, Inc.	1,900	8,583
Anritsu Corp.	3,300	25,379
Anycolor, Inc.	700	10,050
AnyMind Group, Inc.(1)	300	2,333
Aohata Corp.	100	1,740
AOKI Holdings, Inc.	800	6,668
Aoyama Trading Co. Ltd.	500	7,534
Aoyama Zaisan Networks Co. Ltd.	500	6,047
Aozora Bank Ltd.	1,500	24,042
Arakawa Chemical Industries Ltd.	300	2,238
Arata Corp.	600	12,068
Araya Industrial Co. Ltd.	100	3,083
ARCLANDS Corp.	1,087	12,224
Arcs Co. Ltd.	800	13,410
Arealink Co. Ltd.	400	5,843
Argo Graphics, Inc.	400	13,358
Arisawa Manufacturing Co. Ltd.	800	7,788
Artience Co. Ltd.	800	16,623
Artnature, Inc.	300	1,611
Artner Co. Ltd.	100	1,246
As One Corp.	1,300	23,683
Asahi Co. Ltd.	400	4,238
Asahi Diamond Industrial Co. Ltd.	900	4,832
Asahi Net, Inc.	400	1,662
Asahi Printing Co. Ltd.	300	1,769
Asahi Yukizai Corp.	300	8,520
Asax Co. Ltd.	300	1,422
Asia Pile Holdings Corp.	700	3,815
ASKA Pharmaceutical Holdings Co. Ltd.	400	5,352
ASKUL Corp.	1,000	12,486
Atom Corp.(1)	2,000	9,626
Atrae, Inc.	500	2,906
Aucnet, Inc.	300	5,403
Autobacs Seven Co. Ltd.	1,700	16,211
Avant Group Corp.	500	7,078
Avex, Inc.	600	6,092
Awa Bank Ltd.	700	13,412
Axial Retailing, Inc.	1,500	9,022

Axyz Co. Ltd.	100	1,747
AZ-COM MARUWA Holdings, Inc.	700	4,781
Bando Chemical Industries Ltd.	600	7,059
Bank of Iwate Ltd.	300	5,288
Bank of Nagoya Ltd.	300	12,345
Bank of Saga Ltd.	300	4,141
Bank of the Ryukyus Ltd.	900	6,024
Baroque Japan Ltd.	400	2,103
Base Co. Ltd.	100	2,188
baudroie, Inc.(1)	100	3,672
Beenos, Inc.	300	7,248
Belc Co. Ltd.	100	4,459
Bell System24 Holdings, Inc.	300	2,508
Belluna Co. Ltd.	1,100	5,575
Bengo4.com, Inc.(1)	200	3,497
Bewith, Inc.	100	988
Bic Camera, Inc.	2,500	27,793
B-Lot Co. Ltd.	400	4,049
BML, Inc.	500	9,456
Bookoff Group Holdings Ltd.	100	988
Bourbon Corp.	200	3,120
Br Holdings Corp.	800	1,802
BrainPad, Inc.	300	1,978
BRONCO BILLY Co. Ltd.	100	2,586
Bunka Shutter Co. Ltd.	600	7,486
Bushiroad, Inc.	100	263
Business Brain Showa-Ota, Inc.	200	2,782
Business Engineering Corp.	100	2,553
C Uyemura & Co. Ltd.	200	14,216
Canon Electronics, Inc.	400	6,644
Careerlink Co. Ltd.	200	3,338
Carenet, Inc.	300	1,177
Carlit Co. Ltd.	500	4,470
Casio Computer Co. Ltd.	3,300	25,090
Cawachi Ltd.	300	5,067
Celsys, Inc.	800	7,197
Central Automotive Products Ltd.	200	6,218
Central Glass Co. Ltd.	500	11,053
Central Security Patrols Co. Ltd.	200	3,572
Central Sports Co. Ltd.	100	1,607
Change Holdings, Inc.	600	5,404
Charm Care Corp. KK	500	4,297
Chiba Kogyo Bank Ltd.	1,000	9,075
Chikaranomoto Holdings Co. Ltd.	300	2,071
Chiyoda Co. Ltd.	400	3,849
Chiyoda Integre Co. Ltd.	200	4,581
Chofu Seisakusho Co. Ltd.	400	5,089
Chori Co. Ltd.	100	2,593
Choushimaru Co. Ltd.	200	2,014
Chubu Shiryo Co. Ltd.	600	5,296
Chubu Steel Plate Co. Ltd.	300	4,339
Chudenko Corp.	600	13,496
Chuetsu Pulp & Paper Co. Ltd.	100	999
Chugin Financial Group, Inc.	4,600	49,864
Chugoku Marine Paints Ltd.	800	12,792

Chuo Spring Co. Ltd.	400	3,495
Chuo Warehouse Co. Ltd.	300	3,108
Citizen Watch Co. Ltd.	5,100	30,204
CKD Corp.	500	8,396
CK-San-Etsu Co. Ltd.	100	2,427
Cleanup Corp.	500	2,318
CMK Corp.	1,500	4,096
Coca-Cola Bottlers Japan Holdings, Inc.	2,100	33,676
COLOPL, Inc.	100	307
Colowide Co. Ltd.	2,200	25,225
Computer Engineering & Consulting Ltd.	200	2,667
Comture Corp.	500	7,317
Copro-Holdings Co. Ltd.	100	1,216
Core Concept Technologies, Inc.(1)	200	1,500
Corona Corp.	300	1,882
Cosmos Initia Co. Ltd.	300	1,621
Cota Co. Ltd.	500	5,423
Cover Corp.(1)	900	16,038
Create Restaurants Holdings, Inc.	3,100	24,358
Create SD Holdings Co. Ltd.	700	13,452
Creek & River Co. Ltd.	100	1,059
Cresco Ltd.	200	1,643
Cross Cat Co. Ltd.	200	1,433
CrowdWorks, Inc.	100	1,051
CTI Engineering Co. Ltd.	100	3,215
CTS Co. Ltd.	500	3,044
Curves Holdings Co. Ltd.	1,100	6,035
Cyber Security Cloud, Inc.(1)	100	1,276
CYBERDYNE, Inc.(1)	500	593
Cybozu, Inc.(2)	500	7,103
Dai Nippon Toryo Co. Ltd.	400	2,954
Daicel Corp.	5,900	52,329
Dai-Dan Co. Ltd.	400	9,749
Daido Metal Co. Ltd.	800	2,524
Daido Steel Co. Ltd.	3,300	25,907
Daiei Kankyo Co. Ltd.	900	18,117
Daihatsu Diesel Manufacturing Co. Ltd.	200	2,152
Daiho Corp.	100	2,262
Dai-Ichi Cutter Kogyo KK	200	1,942
Daiichi Jitsugyo Co. Ltd.	400	6,302
Daiichi Kensetsu Corp.	300	4,546
Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	300	1,436
Daiichikosho Co. Ltd.	1,900	23,719
Daiki Aluminium Industry Co. Ltd.	600	4,213
Daikoku Denki Co. Ltd.(2)	200	4,410
Daikokutenbussan Co. Ltd.	200	13,656
Daikyonishikawa Corp.	800	3,258
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	300	5,726
Daio Paper Corp.	1,100	6,031
Daiseki Co. Ltd.	600	15,656
Daiseki Eco. Solution Co. Ltd.	100	821
Daishi Hokuetsu Financial Group, Inc.	1,900	35,755
Daishinku Corp.	200	698
Daisue Construction Co. Ltd.	200	2,117
Daito Pharmaceutical Co. Ltd.	110	1,546

Daiwabo Holdings Co. Ltd.	1,900	38,908
Datasection, Inc.(1)	400	2,252
DCM Holdings Co. Ltd.	2,500	23,496
DD GROUP Co. Ltd.(1)	300	2,649
Demae-Can Co. Ltd.(1)	400	683
DeNA Co. Ltd.	600	9,802
Denka Co. Ltd.	1,700	24,133
Dentsu Soken, Inc.	700	25,408
Denyo Co. Ltd.	300	5,207
Dexerials Corp.	4,100	66,555
DIC Corp.	2,000	43,696
Digital Arts, Inc.	300	12,123
Digital Hearts Holdings Co. Ltd.	300	1,637
Digital Holdings, Inc.	100	840
Digital Information Technologies Corp.	200	2,880
Dip Corp.	800	13,490
DKK Co. Ltd.	100	1,128
DKS Co. Ltd.	200	5,138
Doshisha Co. Ltd.	500	7,024
Double Standard, Inc.	200	2,233
Doutor Nichires Holdings Co. Ltd.	700	10,682
Dowa Holdings Co. Ltd.	1,300	38,997
DTS Corp.	900	25,080
Duskin Co. Ltd.	400	10,176
DyDo Group Holdings, Inc.	500	11,253
Dynapac Co. Ltd.	100	1,189
Eagle Industry Co. Ltd.	500	6,407
Earth Corp.	500	18,048
EAT&HOLDINGS Co. Ltd.	100	1,411
Ebara Foods Industry, Inc.	100	1,910
Ebara Jitsugyo Co. Ltd.	200	5,988
Ebase Co. Ltd.	500	2,277
Eco's Co. Ltd.	100	1,340
EDION Corp.	1,900	22,983
eGuarantee, Inc.	500	5,256
Ehime Bank Ltd.	800	5,514
Eiken Chemical Co. Ltd.	200	2,979
Eizo Corp.	600	8,650
EJ Holdings, Inc.	300	3,325
Elan Corp.	100	452
Elecom Co. Ltd.	400	3,844
Elematec Corp.	400	6,412
EM Systems Co. Ltd.	400	1,950
en Japan, Inc.	700	9,703
Endo Lighting Corp.	100	952
Enigmo, Inc.	200	402
Enshu Truck Co. Ltd.	100	1,622
eRex Co. Ltd.(1)	100	414
ES-Con Japan Ltd.(2)	200	1,324
Eslead Corp.	200	5,825
ESPEC Corp.	100	1,738
Eternal Hospitality Group Co. Ltd.	200	4,426
Exedy Corp.	1,100	32,735
EXEO Group, Inc.	4,600	53,876
Ezaki Glico Co. Ltd.(2)	1,200	35,228

FALCO HOLDINGS Co. Ltd.	200	3,019
FCC Co. Ltd.	900	17,964
Feed One Co. Ltd.	500	2,664
Ferrotec Holdings Corp.	900	14,851
FFRI Security, Inc.	100	1,265
Fibergate, Inc.	300	1,922
FIDEA Holdings Co. Ltd.	400	3,737
Financial Partners Group Co. Ltd.	1,900	37,457
FINDEX, Inc.(2)	300	1,562
First Bank of Toyama Ltd.	1,400	10,062
First Juken Co. Ltd.	200	1,318
Fixstars Corp.	500	5,463
FJ Next Holdings Co. Ltd.	400	3,057
Food & Life Cos. Ltd.	2,900	66,871
Forum Engineering, Inc.	500	3,273
Forval Corp.	200	1,828
Foster Electric Co. Ltd.	600	5,828
FP Corp.	500	9,171
FP Partner, Inc.	100	1,910
France Bed Holdings Co. Ltd.	100	834
Fudo Tetra Corp.	200	2,715
Fuji Co. Ltd.	800	10,797
Fuji Corp.	200	2,628
Fuji Corp. /Aichi	2,000	29,071
Fuji Corp. Ltd.	500	2,655
Fuji Kyuko Co. Ltd.	300	4,694
Fuji Oil Co. Ltd.	1,500	2,900
Fuji Oil Holdings, Inc.	1,100	25,825
Fuji Pharma Co. Ltd.	200	2,164
Fuji Seal International, Inc.	1,100	18,295
Fuji Soft, Inc.	100	6,414
Fujibo Holdings, Inc.	200	7,390
Fujicco Co. Ltd.	400	4,550
Fujii Sangyo Corp.	100	1,662
Fujikura Composites, Inc.	400	4,000
Fujikura Ltd.	5,100	182,136
Fujio Food Group, Inc.(1)	400	3,187
Fujishoji Co. Ltd.	100	876
Fujita Kanko, Inc.(1)	200	12,512
Fujitec Co. Ltd.	500	19,641
Fujitsu General Ltd.	1,300	17,817
Fujiya Co. Ltd.	200	3,581
FuKoKu Co. Ltd.	300	3,464
Fukuda Corp.	100	3,528
Fukuda Denshi Co. Ltd.	500	24,231
Fukui Bank Ltd.	500	6,134
Fukui Computer Holdings, Inc.	100	1,921
Fukushima Galilei Co. Ltd.	300	10,924
Fukuyama Transporting Co. Ltd.	200	5,044
FULLCAST Holdings Co. Ltd.	100	973
Fumakilla Ltd.	200	1,428
Funai Soken Holdings, Inc.	600	9,601
Furukawa Battery Co. Ltd.	400	3,666
Furukawa Co. Ltd.	500	5,265
Furukawa Electric Co. Ltd.	2,100	86,699

Furuno Electric Co. Ltd.	200	3,438
Furyu Corp.	200	1,459
Fuso Pharmaceutical Industries Ltd.	100	1,738
Futaba Corp.	800	2,459
Futaba Industrial Co. Ltd.	1,900	8,269
Future Corp.	600	7,577
Fuyo General Lease Co. Ltd.	400	29,967
G-7 Holdings, Inc.	400	3,913
GA Technologies Co. Ltd.(1)	500	4,109
Gakken Holdings Co. Ltd.	700	4,786
Gakkyusha Co. Ltd.	100	1,271
Gakujo Co. Ltd.	200	2,377
GENDA, Inc.(1)	500	8,519
Geniee, Inc.(1)	200	2,062
Genki Global Dining Concepts Corp.	300	7,616
Genky DrugStores Co. Ltd.	500	10,889
GENOVA, Inc.(1)	200	1,915
Geo Holdings Corp.	300	3,172
Gift Holdings, Inc.	200	4,570
giftee, Inc.(1)	100	930
Giken Ltd.	100	1,162
Global Link Management KK	100	1,900
Global Security Experts, Inc.	100	3,623
GLOBERIDE, Inc.	300	3,749
Glory Ltd.	800	13,678
GLtechno Holdings, Inc.	310	5,530
GMO Financial Gate, Inc.	100	4,747
GMO Financial Holdings, Inc.(2)	1,000	4,565
GMO GlobalSign Holdings KK	100	1,666
Godo Steel Ltd.	100	2,521
Goldcrest Co. Ltd.	400	8,480
Gourmet Kineya Co. Ltd.	300	2,137
Grandy House Corp.	300	1,097
Gree, Inc.	1,200	3,412
Greens Co. Ltd.	100	1,195
gremz, Inc.	200	3,541
GS Yuasa Corp.	2,500	43,201
GSI Creos Corp.	200	2,785
G-Tekt Corp.	500	5,248
Gun-Ei Chemical Industry Co. Ltd.	100	1,791
GungHo Online Entertainment, Inc.	200	4,023
Gunma Bank Ltd.	7,200	52,437
Gunze Ltd.	300	10,399
H.U. Group Holdings, Inc.	1,400	22,950
H2O Retailing Corp.	2,900	40,544
Hachijuni Bank Ltd.	2,200	15,085
Hagihara Industries, Inc.	300	2,758
Hagiwara Electric Holdings Co. Ltd.	100	2,120
Hagoromo Foods Corp.	100	2,044
Hakuto Co. Ltd.	100	2,912
Halows Co. Ltd.	300	8,178
Hamakyorex Co. Ltd.	1,600	13,667
Hanwa Co. Ltd.	800	25,877
Happinet Corp.	600	16,710
Harima Chemicals Group, Inc.	300	1,704

Hashimoto Sogyo Holdings Co. Ltd.	200	1,569
Hazama Ando Corp.	3,800	29,694
Heiwa Corp.	1,500	21,222
Heiwa Real Estate Co. Ltd.	300	8,578
Heiwado Co. Ltd.	800	12,268
Helios Techno Holding Co. Ltd.	600	3,797
Hennge KK	200	1,805
Hibino Corp.	100	1,917
Hiday Hidaka Corp.	500	9,337
HI-LEX Corp.	400	4,261
Hino Motors Ltd.(1)	5,200	13,804
Hioki EE Corp.(2)	200	10,270
Hirano Tecseed Co. Ltd.	200	2,471
Hirogin Holdings, Inc.	7,000	52,614
Hirose Tusyo, Inc.	100	2,624
Hiroshima Electric Railway Co. Ltd.	300	1,313
HIS Co. Ltd.	1,000	11,879
Hisaka Works Ltd.	400	2,633
Hisamitsu Pharmaceutical Co., Inc.	800	22,601
Hodogaya Chemical Co. Ltd.	200	5,070
Hogy Medical Co. Ltd.	500	16,075
Hokkaido Coca-Cola Bottling Co. Ltd.	100	1,921
Hokkaido Electric Power Co., Inc.	5,200	29,682
Hokkan Holdings Ltd.	200	2,276
Hokko Chemical Industry Co. Ltd.	400	3,423
Hokkoku Financial Holdings, Inc.	400	13,456
Hokuetsu Corp.(2)	2,500	25,533
Hokuetsu Industries Co. Ltd.	200	2,282
Hokuhoku Financial Group, Inc.	3,100	37,057
Hokuriku Electric Power Co.	3,400	20,033
Hokuriku Electrical Construction Co. Ltd.	100	740
Hokuto Corp.	500	5,797
H-One Co. Ltd.	400	2,706
Honeys Holdings Co. Ltd.	400	4,356
Hoosiers Holdings Co. Ltd.	200	1,359
Horiba Ltd.	100	5,736
Hosiden Corp.	1,000	15,562
Hosokawa Micron Corp.	100	2,586
Hotland Co. Ltd.	300	4,242
House Foods Group, Inc.	1,500	28,458
HS Holdings Co. Ltd.	300	1,688
Hyakugo Bank Ltd.	5,300	21,340
Hyakujushi Bank Ltd.	600	12,314
IBJ, Inc.	200	831
Ichibanya Co. Ltd.	500	3,376
Ichigo, Inc.	3,300	8,115
Ichikoh Industries Ltd.	300	807
Ichinen Holdings Co. Ltd.	500	6,224
Ichiyoshi Securities Co. Ltd.	300	1,967
Icom, Inc.	100	1,783
IDOM, Inc.	600	4,383
IG Port, Inc.	300	5,394
Iino Kaiun Kaisha Ltd.	1,900	14,169
IKK Holdings, Inc.	300	1,455
I'll, Inc.	100	2,188

Imagica Group, Inc.	100	335
Imuraya Group Co. Ltd.	200	3,230
Inaba Denki Sangyo Co. Ltd.	500	12,718
Inaba Seisakusho Co. Ltd.	200	2,329
Inabata & Co. Ltd.	1,000	21,791
I-NE Co. Ltd.	100	1,424
Ines Corp.	400	4,626
I-Net Corp.	200	2,158
Infomart Corp.	3,800	7,266
Inforich, Inc.(1)	100	3,381
Information Planning Co.	100	2,837
INFRONEER Holdings, Inc.	3,100	25,160
Insource Co. Ltd.	1,000	7,081
Intage Holdings, Inc.	100	1,073
Integral Corp.	200	4,794
Integrated Design & Engineering Holdings Co. Ltd.	300	13,009
Inui Global Logistics Co. Ltd.	400	4,120
I-PEX, Inc.	100	1,976
Iriso Electronics Co. Ltd.	400	7,130
ISB Corp.	100	927
Ise Chemicals Corp.	100	17,847
Iseki & Co. Ltd.	200	1,244
Ishihara Chemical Co. Ltd.	200	3,401
Ishihara Sangyo Kaisha Ltd.	700	6,788
Istyle, Inc.(1)(2)	1,500	4,317
Itfor, Inc.	100	945
ITmedia, Inc.	300	3,006
Ito En Ltd.	1,500	32,604
Ito En Ltd., Preference Shares	600	7,247
Itochu Enex Co. Ltd.	400	4,311
Itochu-Shokuhin Co. Ltd.	100	4,650
Itoham Yonekyu Holdings, Inc.	660	16,669
Itoki Corp.	400	4,248
IwaiCosmo Holdings, Inc.	400	6,099
Iwatsuka Confectionery Co. Ltd.	100	1,735
Iyogin Holdings, Inc.	3,900	40,280
Izumi Co. Ltd.	700	14,561
J Front Retailing Co. Ltd.	5,200	61,974
J Trust Co. Ltd.	1,100	3,174
JAC Recruitment Co. Ltd.	1,400	6,477
Jaccs Co. Ltd.	300	7,465
Jade Group, Inc.(1)	300	3,508
JAFCO Group Co. Ltd.	1,100	15,554
JALCO Holdings, Inc.	100	278
Jamco Corp.(1)	200	1,831
Japan Aviation Electronics Industry Ltd.	1,100	19,215
Japan Business Systems, Inc.	100	648
Japan Cash Machine Co. Ltd.	200	1,378
Japan Communications, Inc.(1)	2,200	2,048
Japan Electronic Materials Corp.	100	1,376
Japan Elevator Service Holdings Co. Ltd.	1,900	34,553
Japan Eyewear Holdings Co. Ltd.	200	3,746
Japan Investment Adviser Co. Ltd.	200	1,452
Japan Lifeline Co. Ltd.	1,300	11,483
Japan Material Co. Ltd.	900	9,584

Japan Petroleum Exploration Co. Ltd.	2,100	15,196
Japan Property Management Center Co. Ltd.	300	2,346
Japan Pulp & Paper Co. Ltd.	2,100	9,139
Japan Securities Finance Co. Ltd.	2,000	28,164
Japan Steel Works Ltd.	500	21,495
Japan System Techniques Co. Ltd.	400	5,232
Japan Transcity Corp.	900	6,061
Japan Wool Textile Co. Ltd.	900	7,499
JBCC Holdings, Inc.	400	12,586
JCR Pharmaceuticals Co. Ltd.	800	3,965
JCU Corp.	400	10,861
JDC Corp.	800	2,693
Jeol Ltd.	1,000	35,038
JFE Systems, Inc.	100	2,057
JGC Holdings Corp.	3,000	26,027
JIG-SAW, Inc.(1)	100	2,460
JINS Holdings, Inc.	400	16,345
JINUSHI Co. Ltd.	100	1,435
JK Holdings Co. Ltd.	300	2,077
J-Lease Co. Ltd.	300	2,567
JM Holdings Co. Ltd.	300	5,456
JMDC, Inc.	200	5,502
J-Oil Mills, Inc.	400	5,865
Joshin Denki Co. Ltd.	400	6,191
Joyful Honda Co. Ltd.(2)	1,100	13,102
JP-Holdings, Inc.	1,600	6,905
JSB Co. Ltd.	200	3,647
JSP Corp.	300	4,183
JTEKT Corp.	4,400	30,879
Juki Corp.	100	258
Juroku Financial Group, Inc.	600	17,155
Justsystems Corp.	900	20,783
JVCKenwood Corp.	4,900	49,296
Kadoya Sesame Mills, Inc.	100	2,397
Kaga Electronics Co. Ltd.	600	10,535
Kakaku.com, Inc.	1,500	25,178
Kaken Pharmaceutical Co. Ltd.	700	20,234
Kamakura Shinsho Ltd.	600	2,192
Kamei Corp.	600	7,283
Kamigumi Co. Ltd.	2,200	49,611
Kanaden Corp.	300	2,842
Kanadevia Corp.	4,300	26,975
Kanagawa Chuo Kotsu Co. Ltd.	100	2,538
Kanamic Network Co. Ltd.	600	1,989
Kanamoto Co. Ltd.	700	13,409
Kandenko Co. Ltd.	2,200	32,463
Kaneka Corp.	1,000	23,168
Kaneko Seeds Co. Ltd.	200	1,827
Kanematsu Corp.	1,900	32,398
Kanemi Co. Ltd.	100	2,161
Kanro, Inc.	200	4,334
Kanto Denka Kogyo Co. Ltd.	1,000	7,344
Kappa Create Co. Ltd.	500	5,344
Katitas Co. Ltd.	1,300	18,304
Kato Sangyo Co. Ltd.	700	20,913

Kato Works Co. Ltd.	100	875
Kawada Technologies, Inc.	300	5,403
Kawai Musical Instruments Manufacturing Co. Ltd.	100	1,884
KeePer Technical Laboratory Co. Ltd.	100	2,902
Keihan Holdings Co. Ltd.	1,300	30,193
Keihanshin Building Co. Ltd.	700	7,613
Keikyu Corp.	4,500	40,076
KEIWA, Inc.	300	1,981
Keiyo Bank Ltd.	2,500	13,298
Kenko Mayonnaise Co. Ltd.	200	2,843
KH Neochem Co. Ltd.(2)	700	9,539
Kibun Foods, Inc.	300	2,212
Kintetsu Department Store Co. Ltd.	100	1,365
Kissei Pharmaceutical Co. Ltd.	600	14,622
Kita-Nippon Bank Ltd.	200	3,671
Kitanotatsujin Corp.	1,000	999
Kitz Corp.	1,500	10,909
Kiyo Bank Ltd.	1,300	17,966
KNT-CT Holdings Co. Ltd.(1)	200	1,600
Koa Corp.	600	3,899
Koatsu Gas Kogyo Co. Ltd.	600	3,154
Kobe Electric Railway Co. Ltd.	100	1,566
Kohnan Shoji Co. Ltd.	500	12,023
Kohsoku Corp.	200	3,206
Koike-ya, Inc.	100	3,204
Kojima Co. Ltd.	700	5,136
Kokuyo Co. Ltd.	2,100	39,283
Komatsu Matere Co. Ltd.	500	2,685
Komatsu Wall Industry Co. Ltd.	200	2,010
KOMEDA Holdings Co. Ltd.	400	7,698
Komeri Co. Ltd.	900	19,316
Komori Corp.	900	6,688
Kondotec, Inc.	400	3,667
Konica Minolta, Inc.	11,900	52,071
Konishi Co. Ltd.	1,000	8,756
Konoike Transport Co. Ltd.	700	13,910
Koshidaka Holdings Co. Ltd.	800	6,069
Kotobuki Spirits Co. Ltd.	2,800	39,032
Kourakuen Corp.(1)	300	2,645
KPP Group Holdings Co. Ltd.	1,000	4,367
Krosaki Harima Corp.	400	6,241
KRS Corp.	300	4,312
K's Holdings Corp.	3,800	36,022
KU Holdings Co. Ltd.	300	2,246
Kumagai Gumi Co. Ltd.	800	19,261
Kumiai Chemical Industry Co. Ltd.	1,400	7,459
Kura Sushi, Inc.	500	13,008
Kurabo Industries Ltd.	300	11,250
Kureha Corp.	700	13,214
Kurimoto Ltd.	200	5,493
Kuriyama Holdings Corp.	400	3,288
Kusuri No. Aoki Holdings Co. Ltd.	1,500	34,673
KYB Corp.	800	13,083
Kyoei Steel Ltd.	500	5,798
Kyokuto Boeki Kaisha Ltd.	200	2,120

Kyokuto Kaihatsu Kogyo Co. Ltd.	800	12,206
Kyokuto Securities Co. Ltd.	600	5,531
Kyokuyo Co. Ltd.	200	5,233
Kyorin Pharmaceutical Co. Ltd.	900	8,832
Kyoritsu Maintenance Co. Ltd.	1,400	25,934
Kyosan Electric Manufacturing Co. Ltd.	900	3,147
Kyowa Leather Cloth Co. Ltd.	300	1,271
Kyudenko Corp.	100	3,438
Kyushu Financial Group, Inc.	8,500	40,605
Kyushu Leasing Service Co. Ltd.	200	1,391
LAC Co. Ltd.	300	2,322
Lacto Japan Co. Ltd.	200	3,861
LEC, Inc.	600	5,031
Leopalace21 Corp.	4,800	17,580
Life Corp.	500	11,339
Lifedrink Co., Inc.	1,200	20,018
Lifenet Insurance Co.(1)	500	6,672
LIKE, Inc.	100	946
Link & Motivation, Inc.	500	1,819
Lintec Corp.	900	18,024
Lion Corp.	500	5,973
LITALICO, Inc.	400	2,506
Loadstar Capital KK	200	3,391
Look Holdings, Inc.	100	1,707
M&A Research Institute Holdings, Inc.(1)	300	4,095
Mabuchi Motor Co. Ltd.	1,900	28,168
Macbee Planet, Inc.	100	1,708
Maeda Kosen Co. Ltd.	800	9,682
Maezawa Kasei Industries Co. Ltd.	300	3,597
Maezawa Kyuso Industries Co. Ltd.	300	2,656
Makino Milling Machine Co. Ltd.	500	22,139
Mammy Mart Corp.	100	2,676
Management Solutions Co. Ltd.(1)	100	1,213
Mandom Corp.	900	7,801
Mani, Inc.	1,500	17,324
MarkLines Co. Ltd.	200	3,242
Mars Group Holdings Corp.	300	6,498
Marubun Corp.	200	1,426
Maruchiyo Yamaokaya Corp.	100	3,008
Marudai Food Co. Ltd.	400	4,570
Maruha Nichiro Corp.	1,100	22,120
Maruichi Co. Ltd.	100	719
Maruichi Steel Tube Ltd.	1,300	28,206
MARUKA FURUSATO Corp.	300	4,609
Marusan Securities Co. Ltd.	200	1,305
Maruwa Co. Ltd.	100	28,618
Maruzen CHI Holdings Co. Ltd.	500	1,063
Maruzen Showa Unyu Co. Ltd.	300	12,862
Marvelous, Inc.	500	1,917
Matsuda Sangyo Co. Ltd.	200	4,052
Matsui Construction Co. Ltd.	300	1,657
Matsui Securities Co. Ltd.	2,900	15,756
Matsuya Co. Ltd.	800	4,658
Matsuyafoods Holdings Co. Ltd.	200	8,731
Max Co. Ltd.	300	6,894

Maxell Ltd.	1,000	11,446
Maxvalu Tokai Co. Ltd.	200	4,273
MCJ Co. Ltd.	1,600	14,821
MEC Co. Ltd.	100	2,247
Media Do Co. Ltd.	200	1,781
Medical Data Vision Co. Ltd.	100	300
Medikit Co. Ltd.	100	1,844
MedPeer, Inc.	100	328
Megachips Corp.	300	12,059
Megmilk Snow Brand Co. Ltd.	1,500	27,514
Meidensha Corp.	500	12,881
Meiji Shipping Group Co. Ltd.	200	888
Meiko Construction Co. Ltd.	200	1,635
Meiko Electronics Co. Ltd.	600	36,814
Meisei Industrial Co. Ltd.	300	2,626
MEITEC Group Holdings, Inc.	1,900	35,903
Meito Sangyo Co. Ltd.	200	2,577
Meiwa Corp.	700	2,949
Meiwa Estate Co. Ltd.	200	1,378
Melco Holdings, Inc.	100	1,464
Menicon Co. Ltd.	700	7,256
Mercari, Inc.(1)	2,800	36,622
METAWATER Co. Ltd.	200	2,369
Micronics Japan Co. Ltd.	300	7,543
Midac Holdings Co. Ltd.	100	1,125
Mie Kotsu Group Holdings, Inc.	1,000	3,358
Milbon Co. Ltd.	700	16,359
MIMAKI ENGINEERING Co. Ltd.	500	4,861
Ministop Co. Ltd.	300	3,515
Mirai Industry Co. Ltd.	100	2,588
Miraial Co. Ltd.	100	949
Mirait One Corp.	2,100	30,374
Mirarth Holdings, Inc.	2,400	8,097
Miroku Jyoho Service Co. Ltd.	400	5,074
Mitani Sangyo Co. Ltd.	600	1,268
Mito Securities Co. Ltd.	1,200	4,420
Mitsuba Corp.	700	3,899
Mitsubishi Kakoki Kaisha Ltd.	200	4,307
Mitsubishi Logisnext Co. Ltd.	300	2,327
Mitsubishi Logistics Corp.	3,000	22,030
Mitsubishi Materials Corp.	3,100	49,773
Mitsubishi Paper Mills Ltd.	300	959
Mitsubishi Pencil Co. Ltd.	200	3,284
Mitsubishi Research Institute, Inc.	200	5,794
Mitsubishi Shokuhin Co. Ltd.	500	16,087
Mitsubishi Steel Manufacturing Co. Ltd.	300	2,772
Mitsui DM Sugar Holdings Co. Ltd.	300	6,374
Mitsui E&S Co. Ltd.	2,000	20,474
Mitsui High-Tec, Inc.	1,500	7,382
Mitsui Matsushima Holdings Co. Ltd.	300	6,857
Mitsui Mining & Smelting Co. Ltd.	1,300	40,769
Mitsui-Soko Holdings Co. Ltd.	400	20,313
Miura Co. Ltd.	400	10,025
MIXI, Inc.	800	15,035
Miyaji Engineering Group, Inc.	600	7,594

Miyazaki Bank Ltd.	400	7,997
Mizuho Leasing Co. Ltd.	2,000	13,460
Mizuno Corp.	500	27,317
Mochida Pharmaceutical Co. Ltd.	200	4,455
Modec, Inc.	200	4,257
Monex Group, Inc.	1,900	12,941
Monogatari Corp.	700	16,919
Morinaga & Co. Ltd.	1,900	34,780
Morinaga Milk Industry Co. Ltd.	2,000	39,234
Moriroku Holdings Co. Ltd.	200	2,630
Morita Holdings Corp.	700	9,902
Morito Co. Ltd.	400	3,930
Mory Industries, Inc.	100	3,157
MOS Food Services, Inc.	600	14,446
MrMax Holdings Ltd.	500	2,288
Mugen Estate Co. Ltd.	100	1,464
m-up Holdings, Inc.	800	8,815
Murakami Corp.	100	3,345
Musashi Seimitsu Industry Co. Ltd.	1,000	22,145
Musashino Bank Ltd.	600	11,617
Muto Seiko Co.	100	1,123
Nabtesco Corp.	2,000	32,297
Nachi-Fujikoshi Corp.	300	6,202
Nafco Co. Ltd.	300	3,924
Nagaileben Co. Ltd.	100	1,432
Nagano Keiki Co. Ltd.	100	1,590
Nagase & Co. Ltd.	2,600	53,150
Nagase Brothers, Inc.	200	2,377
Nagawa Co. Ltd.	100	4,183
Nagoya Railroad Co. Ltd.	2,700	31,374
Nakamuraya Co. Ltd.	100	2,110
Nakayama Steel Works Ltd.	900	4,343
Namura Shipbuilding Co. Ltd.(2)	1,200	12,329
Nankai Electric Railway Co. Ltd.	2,300	37,040
Nanto Bank Ltd.	700	14,235
Natori Co. Ltd.	200	2,825
NEC Capital Solutions Ltd.	200	4,923
NEC Networks & System Integration Corp.	1,500	32,957
NEOJAPAN, Inc.	100	1,273
NET One Systems Co. Ltd.	2,100	63,096
Net Protections Holdings, Inc.(1)	400	1,158
Neturen Co. Ltd.	500	3,245
New Art Holdings Co. Ltd.	200	1,968
New Cosmos Electric Co. Ltd.	100	1,664
Nextage Co. Ltd.	400	3,870
NexTone, Inc.(1)	200	1,866
NHK Spring Co. Ltd.	6,000	69,845
Nicca Chemical Co. Ltd.	200	1,521
Nice Corp.	100	1,036
Nichias Corp.	600	23,298
Nichiban Co. Ltd.	200	2,574
Nichicon Corp.	900	6,298
Nichiden Corp.	300	5,981
Nichiha Corp.	200	3,799
Nichimo Co. Ltd.	100	1,263

Nichireki Group Co. Ltd.	500	8,026
Nichirin Co. Ltd.	200	4,676
Nifco, Inc.	2,100	50,505
Nihon Chouzai Co. Ltd.	300	2,853
Nihon Dempa Kogyo Co. Ltd.	300	1,836
Nihon Dengi Co. Ltd.	100	4,455
Nihon Denkei Co. Ltd.	100	1,171
Nihon Flush Co. Ltd.	400	2,209
Nihon Kagaku Sangyo Co. Ltd.	200	1,872
Nihon Kohden Corp.	2,400	34,136
Nihon M&A Center Holdings, Inc.	6,000	25,160
Nihon Nohyaku Co. Ltd.	700	3,166
Nihon Parkerizing Co. Ltd.	2,100	17,845
Nihon Tokushu Toryo Co. Ltd.	300	2,506
Nihon Trim Co. Ltd.	100	2,420
Nihon Yamamura Glass Co. Ltd.	100	1,130
Nikkiso Co. Ltd.	1,000	6,407
Nikko Co. Ltd.	600	2,847
Nikkon Holdings Co. Ltd.	2,300	30,377
Nippn Corp.	1,100	15,627
Nippon Air Conditioning Services Co. Ltd.	600	4,026
Nippon Aqua Co. Ltd.	100	525
Nippon Beet Sugar Manufacturing Co. Ltd.	200	3,210
Nippon Carbon Co. Ltd.	100	2,936
Nippon Chemical Industrial Co. Ltd.	200	3,184
Nippon Chemi-Con Corp.(1)	400	2,912
Nippon Coke & Engineering Co. Ltd.	5,300	3,371
Nippon Concrete Industries Co. Ltd.	400	1,021
Nippon Denko Co. Ltd.	2,000	3,842
Nippon Densetsu Kogyo Co. Ltd.	800	10,390
Nippon Dry-Chemical Co. Ltd.	100	2,651
Nippon Electric Glass Co. Ltd.	1,500	34,399
Nippon Fine Chemical Co. Ltd.	200	3,304
Nippon Gas Co. Ltd.	1,900	26,170
Nippon Kayaku Co. Ltd.	3,000	25,299
Nippon Kodoshi Corp.	200	2,819
Nippon Light Metal Holdings Co. Ltd.	1,500	15,210
Nippon Paper Industries Co. Ltd.	2,000	11,564
Nippon Parking Development Co. Ltd.	5,000	7,529
Nippon Road Co. Ltd.	400	4,532
Nippon Seiki Co. Ltd.	1,000	6,944
Nippon Seisen Co. Ltd.	300	2,533
Nippon Sharyo Ltd.	100	1,483
Nippon Sheet Glass Co. Ltd.(1)	1,200	2,681
Nippon Shinyaku Co. Ltd.	400	11,664
Nippon Shokubai Co. Ltd.	2,900	35,224
Nippon Signal Co. Ltd.	900	5,511
Nippon Soda Co. Ltd.	800	14,493
Nippon Television Holdings, Inc.	400	6,574
Nippon Thompson Co. Ltd.	1,100	3,444
Nippon Yakin Kogyo Co. Ltd.	300	7,759
Nipro Corp.	3,900	36,023
Nishikawa Rubber Co. Ltd.	200	2,834
Nishimatsu Construction Co. Ltd.	600	20,300
Nishimatsuya Chain Co. Ltd.	900	14,233

Nishi-Nippon Financial Holdings, Inc.	3,000	39,936
Nishi-Nippon Railroad Co. Ltd.	1,400	21,494
Nishio Holdings Co. Ltd.	400	9,832
Nissan Shatai Co. Ltd.	1,500	11,327
Nissan Tokyo Sales Holdings Co. Ltd.	600	1,731
Nissei ASB Machine Co. Ltd.	100	3,451
Nissei Plastic Industrial Co. Ltd.	200	1,212
Nissha Co. Ltd.	900	9,802
Nisshin Group Holdings Co. Ltd.	600	2,071
Nisshin Oillio Group Ltd.	700	23,590
Nisshinbo Holdings, Inc.	2,700	15,875
Nissin Corp.	300	8,753
Nisso Holdings Co. Ltd.	100	511
Nissui Corp.	7,700	48,230
Nitta Corp.	400	9,417
Nittetsu Mining Co. Ltd.	200	5,631
Nitto Boseki Co. Ltd.	200	8,064
Nitto Fuji Flour Milling Co. Ltd.	100	4,263
Nitto Kohki Co. Ltd.	200	3,604
Nitto Seiko Co. Ltd.	600	2,478
Nittoku Co. Ltd.	300	3,680
NJS Co. Ltd.	100	2,464
Noevir Holdings Co. Ltd.	400	13,192
Nohmi Bosai Ltd.	200	3,921
Nojima Corp.	1,900	29,416
NOK Corp.	1,500	22,543
Nomura Co. Ltd.	2,000	10,297
Nomura Micro Science Co. Ltd.(2)	400	4,751
Noritake Co. Ltd.	400	10,122
Noritsu Koki Co. Ltd.	500	15,009
Noritz Corp.(2)	500	5,742
North Pacific Bank Ltd.	8,100	23,638
NPC, Inc.	500	3,082
NPR-RIKEN Corp.	600	9,615
NS Solutions Corp.	200	5,480
NS United Kaiun Kaisha Ltd.	200	5,344
NSD Co. Ltd.	1,500	34,477
NSW, Inc.	200	4,065
NTN Corp.	12,400	19,535
Oat Agrio Co. Ltd.	100	1,352
Obara Group, Inc.	100	2,745
Ochi Holdings Co. Ltd.	200	1,746
Oenon Holdings, Inc.	800	2,186
Ogaki Kyoritsu Bank Ltd.	800	9,857
Ohashi Technica, Inc.	200	2,585
Ohba Co. Ltd.	200	1,331
Ohsho Food Service Corp.	300	6,111
OIE Sangyo Co. Ltd.	100	1,313
Oiles Corp.	100	1,563
Oisix ra daichi, Inc.(1)	900	9,524
Oita Bank Ltd.	300	6,072
Okabe Co. Ltd.	700	3,705
Okamoto Industries, Inc.	200	7,293
Okamura Corp.	1,200	15,732
Okasan Securities Group, Inc.	3,900	16,497

Oki Electric Industry Co. Ltd.	2,300	14,459
Okinawa Cellular Telephone Co.	600	17,525
Okinawa Electric Power Co., Inc.	400	2,529
Okinawa Financial Group, Inc.	400	6,403
OKUMA Corp.	400	8,250
Okumura Corp.	600	15,471
Okura Industrial Co. Ltd.	200	4,156
Okuwa Co. Ltd.	600	3,682
Onoken Co. Ltd.	400	3,828
Onward Holdings Co. Ltd.	2,000	7,109
Ootoya Holdings Co. Ltd.	100	3,337
Open Up Group, Inc.	900	10,907
Optorun Co. Ltd.	100	1,235
Organo Corp.	700	40,090
Orient Corp.	1,200	6,610
Oriental Consultants Holdings Co. Ltd.	100	2,808
Oriental Shiraishi Corp.	2,100	5,350
Oro Co. Ltd.	100	1,632
Osaka Organic Chemical Industry Ltd.	300	5,337
Osaka Steel Co. Ltd.	200	4,443
OSAKA Titanium Technologies Co. Ltd.(2)	600	7,947
Osaki Electric Co. Ltd.	700	3,547
Oyo Corp.	400	6,376
Pacific Industrial Co. Ltd.	900	7,794
Pacific Metals Co. Ltd.(1)	400	3,777
Pack Corp.	300	7,160
PAL GROUP Holdings Co. Ltd.	600	13,002
PALTAC Corp.	700	20,163
Paramount Bed Holdings Co. Ltd.	800	13,487
Paris Miki Holdings, Inc.	200	397
Park24 Co. Ltd.	2,100	25,231
PCA Corp.	300	4,156
Penta-Ocean Construction Co. Ltd.	5,300	21,741
People Dreams & Technologies Group Co. Ltd.	100	1,003
PeptiDream, Inc.(1)	2,900	57,206
Pharma Foods International Co. Ltd.	100	660
PHC Holdings Corp.	400	2,583
PIA Corp.(1)	100	2,069
Pigeon Corp.(2)	3,500	34,422
PILLAR Corp.	400	11,621
Pilot Corp.	100	3,207
Piolax, Inc.	500	8,148
PKSHA Technology, Inc.(1)	100	2,803
Plaid, Inc.(1)	100	924
Plus Alpha Consulting Co. Ltd.	300	3,305
Polaris Holdings Co. Ltd.(1)	300	323
Port, Inc.	200	2,410
Premium Group Co. Ltd.	800	14,022
Premium Water Holdings, Inc.	100	2,018
Press Kogyo Co. Ltd.	2,100	7,438
Prestige International, Inc.	1,500	6,656
Prima Meat Packers Ltd.	700	10,205
Procrea Holdings, Inc.	600	7,132
Pronexus, Inc.	300	2,494
Pro-Ship, Inc.	200	2,062

Proto Corp.	100	903
PS Construction Co. Ltd.	400	2,743
QB Net Holdings Co. Ltd.	100	677
Qol Holdings Co. Ltd.	500	4,911
Quick Co. Ltd.	300	4,068
Raccoon Holdings, Inc.	100	486
Raito Kogyo Co. Ltd.	800	11,658
Raiznext Corp.	100	993
Raksul, Inc.	300	2,254
Rasa Industries Ltd.	200	3,586
Relo Group, Inc.	3,200	37,831
Remixpoint, Inc.(1)(2)	200	457
Renaissance, Inc.	300	2,050
Renewable Japan Co. Ltd.(1)	100	836
Rengo Co. Ltd.	5,100	30,236
RENOVA, Inc.(1)	700	3,731
Resorttrust, Inc.	1,900	37,759
Restar Corp.	400	6,364
Retail Partners Co. Ltd.	500	4,150
Rheon Automatic Machinery Co. Ltd.	100	937
Rhythm Co. Ltd.	100	2,533
Ricoh Leasing Co. Ltd.	300	10,312
Riken Technos Corp.	600	4,278
Riken Vitamin Co. Ltd.	100	1,662
Ringer Hut Co. Ltd.	200	2,953
Rion Co. Ltd.	100	1,728
Riso Kagaku Corp.	100	2,296
Riso Kyoiku Co. Ltd.	1,500	2,890
Rock Field Co. Ltd.	100	1,002
Rokko Butter Co. Ltd.	300	2,778
Rorze Corp.(2)	3,100	34,706
Round One Corp.	5,200	36,082
Royal Holdings Co. Ltd.	700	11,379
Ryobi Ltd.	300	4,205
RYODEN Corp.	300	4,578
S Foods, Inc.	300	5,278
S&B Foods, Inc.	200	6,674
Sac's Bar Holdings, Inc.	400	2,450
Sagami Holdings Corp.	100	1,164
Saizeriya Co. Ltd.	800	28,230
Sakai Chemical Industry Co. Ltd.	300	5,124
Sakai Moving Service Co. Ltd.	400	6,348
Sakata INX Corp.	1,100	11,233
Sakura Internet, Inc.	500	15,287
Sala Corp.	200	1,078
San Holdings, Inc.	400	2,740
San ju San Financial Group, Inc.	400	5,397
San-A Co. Ltd.	1,000	18,274
San-Ai Obbli Co. Ltd.	500	6,324
Sangetsu Corp.	1,000	19,291
San-In Godo Bank Ltd.	4,400	35,513
Sanix, Inc.(1)	100	178
Sanki Engineering Co. Ltd.	900	17,489
Sanko Gosei Ltd.	500	1,969
Sankyo Frontier Co. Ltd.	200	2,640

Sankyo Seiko Co. Ltd.	600	2,426
Sankyo Tateyama, Inc.	200	941
Sankyu, Inc.	1,000	34,615
Sanoh Industrial Co. Ltd.	600	2,929
Sansan, Inc.(1)	1,900	26,869
Sansei Technologies, Inc.	300	2,472
Sanshin Electronics Co. Ltd.	100	1,260
Santec Holdings Corp.	100	3,940
Sanyo Chemical Industries Ltd.	300	7,893
Sanyo Denki Co. Ltd.	200	11,084
Sanyo Electric Railway Co. Ltd.	300	4,043
Sanyo Shokai Ltd.	200	3,546
Sanyo Special Steel Co. Ltd.	500	6,115
Sanyo Trading Co. Ltd.	600	5,994
Sapporo Holdings Ltd.	400	23,662
Sato Holdings Corp.	500	7,417
Sato Shoji Corp.	300	2,758
Satori Electric Co. Ltd.	100	1,215
Sawai Group Holdings Co. Ltd.	2,800	40,719
SBI Insurance Group Co. Ltd.	200	1,306
SBI Sumishin Net Bank Ltd.	300	7,079
SBS Holdings, Inc.	100	1,614
Scroll Corp.	600	4,114
SEC Carbon Ltd.	200	2,760
Segue Group Co. Ltd.	500	2,078
Seibu Electric & Machinery Co. Ltd.	200	2,460
Seika Corp.	100	3,232
Seikagaku Corp.	800	4,265
Seikitokyu Kogyo Co. Ltd.	100	1,012
Seiko Group Corp.	800	22,092
Seikoh Giken Co. Ltd.	100	3,204
Seino Holdings Co. Ltd.	200	3,292
Seiren Co. Ltd.	400	7,391
Sekisui Jushi Corp.	200	2,846
Sekisui Kasei Co. Ltd.	600	1,450
Senko Group Holdings Co. Ltd.	2,800	28,174
Senshu Electric Co. Ltd.	300	10,073
Senshu Ikeda Holdings, Inc.	6,000	15,570
Senshukai Co. Ltd.(1)	200	406
Seria Co. Ltd.	1,200	22,516
Seven Bank Ltd.	12,300	26,988
SFP Holdings Co. Ltd.	200	2,557
Sharingtechnology, Inc.	600	3,708
Shibaura Electronics Co. Ltd.	300	6,415
Shibaura Machine Co. Ltd.	500	11,709
Shibaura Mechatronics Corp.	400	19,817
Shibusawa Warehouse Co. Ltd.	200	4,120
Shibuya Corp.(2)	400	10,327
SHIFT, Inc.(1)	200	22,735
Shiga Bank Ltd.	800	19,820
Shikoku Bank Ltd.	900	6,566
Shikoku Electric Power Co., Inc.	2,200	18,112
Shikoku Kasei Holdings Corp.	600	8,126
Shima Seiki Manufacturing Ltd.	600	4,214
Shimadaya Corp.	100	955

Shimizu Bank Ltd.	200	1,975
Shimojima Co. Ltd.	200	1,702
Shin Nippon Air Technologies Co. Ltd.	100	2,602
Shinagawa Refractories Co. Ltd.	600	6,628
Shindengen Electric Manufacturing Co. Ltd.	200	3,209
Shin-Etsu Polymer Co. Ltd.	400	4,288
Shinko Shoji Co. Ltd.	300	2,001
Shinmaywa Industries Ltd.	1,500	12,962
Shinnihon Corp.	700	7,064
Shinnihonseiyaku Co. Ltd.	200	2,581
Shinsho Corp.	100	4,002
Ship Healthcare Holdings, Inc.	2,000	29,495
Shizuoka Gas Co. Ltd.	300	2,062
SHO-BOND Holdings Co. Ltd.(2)	600	20,830
Shoei Co. Ltd.	1,300	21,496
Showa Sangyo Co. Ltd.	400	7,421
SIGMAXYZ Holdings, Inc.	1,400	8,439
Siix Corp.	400	3,004
Simplex Holdings, Inc.	800	13,431
Sinfonia Technology Co. Ltd.	300	11,635
Sinko Industries Ltd.	1,500	14,005
Sintokogio Ltd.	800	4,989
SK-Electronics Co. Ltd.	100	1,281
SKY Perfect JSAT Holdings, Inc.	4,500	26,073
Smaregi, Inc.(1)	100	2,083
SMK Corp.	100	1,626
SMS Co. Ltd.	900	10,048
Soda Nikka Co. Ltd.	400	3,009
Sodick Co. Ltd.	1,000	4,776
Soft99 Corp.	200	1,982
Softcreate Holdings Corp.	300	4,418
Software Service, Inc.	100	9,456
Solasto Corp.	1,300	4,014
Sotetsu Holdings, Inc.	1,500	24,655
Sourcenext Corp.(1)	400	502
Sparx Group Co. Ltd.	400	3,864
SPK Corp.	200	2,693
S-Pool, Inc.	400	854
SRA Holdings	200	5,726
SRS Holdings Co. Ltd.	700	5,316
St. Marc Holdings Co. Ltd.	300	5,006
Star Micronics Co. Ltd.	800	9,729
Startia Holdings, Inc.	100	1,487
Starts Corp., Inc.	200	4,924
Starzen Co. Ltd.	300	5,696
Stella Chemifa Corp.	200	5,292
STI Foods Holdings, Inc.	100	3,308
Strike Co. Ltd.(2)	300	7,724
Subaru Enterprise Co. Ltd.	100	1,931
Sugimoto & Co. Ltd.	400	3,630
Sumida Corp.	700	4,546
Sumiseki Holdings, Inc.	400	2,266
Sumitomo Bakelite Co. Ltd.	400	9,764
Sumitomo Densetsu Co. Ltd.	100	3,218
Sumitomo Mitsui Construction Co. Ltd.	2,100	5,539

Sumitomo Osaka Cement Co. Ltd.	700	15,607
Sumitomo Pharma Co. Ltd.(1)	2,500	9,441
Sumitomo Riko Co. Ltd.	900	9,411
Sumitomo Seika Chemicals Co. Ltd.	200	6,304
Sumitomo Warehouse Co. Ltd.	1,100	20,221
Sun Frontier Fudousan Co. Ltd.	200	2,514
Sun*, Inc.(1)	100	469
Sun-Wa Technos Corp.	200	2,909
SUNWELS Co. Ltd.	200	1,198
Suruga Bank Ltd.	3,400	23,055
Suzuken Co. Ltd.	500	15,645
Suzuki Co. Ltd.	200	2,563
Suzumo Machinery Co. Ltd.	200	2,302
SWCC Corp.	800	40,367
System Support, Inc.	100	1,214
Systena Corp.	8,400	19,859
Syuppin Co. Ltd.	500	3,353
T Hasegawa Co. Ltd.	700	15,304
T RAD Co. Ltd.	100	2,297
Tachibana Eletech Co. Ltd.	300	5,153
Tachikawa Corp.	200	1,803
Tachi-S Co. Ltd.	700	7,953
Tadano Ltd.	2,500	18,943
Taihei Dengyo Kaisha Ltd.	300	9,985
Taiheiyo Cement Corp.	3,300	84,152
Taiho Kogyo Co. Ltd.	300	1,213
Taikisha Ltd.	300	9,411
Taisei Lamick Co. Ltd.	100	1,675
Taisei Oncho Co. Ltd.	100	2,622
Taiyo Holdings Co. Ltd.	800	22,913
Taiyo Kagaku Co. Ltd.	200	2,027
Takamatsu Construction Group Co. Ltd.	300	5,236
Takamiya Co. Ltd.	500	1,382
Takaoka Toko Co. Ltd.	100	1,330
Takara & Co. Ltd.	200	3,622
Takara Bio, Inc.	200	1,379
Takara Holdings, Inc.	3,800	32,753
Takara Standard Co. Ltd.	800	8,781
Takasago International Corp.	300	10,921
Takasago Thermal Engineering Co. Ltd.	500	19,941
Takashima & Co. Ltd.	200	1,647
Takashimaya Co. Ltd.(2)	4,400	35,176
TAKEBISHI Corp.	200	2,792
Takeuchi Manufacturing Co. Ltd.	300	9,725
Taki Chemical Co. Ltd.	100	2,321
Tama Home Co. Ltd.	400	9,804
Tamron Co. Ltd.	1,100	31,542
Tamura Corp.	2,100	6,985
Tanabe Engineering Corp.	200	2,327
Tanseisha Co. Ltd.	900	4,875
Tayca Corp.	300	3,182
Tazmo Co. Ltd.	300	5,226
TDC Soft, Inc.	700	6,240
TechMatrix Corp.	900	14,852
Techno Ryowa Ltd.	200	3,216

Techno Smart Corp.	100	1,150
TechnoPro Holdings, Inc.	1,600	29,398
Teijin Ltd.	4,700	41,419
Teikoku Electric Manufacturing Co. Ltd.	100	1,860
Teikoku Tsushin Kogyo Co. Ltd.	200	4,247
Tekken Corp.	300	4,506
Temairazu, Inc.	100	2,353
Tenma Corp.	300	6,032
Tenpos Holdings Co. Ltd.	100	2,315
Tenryu Saw Manufacturing Co. Ltd.	100	1,196
Tera Probe, Inc.	100	1,878
Terasaki Electric Co. Ltd.	100	1,443
Tess Holdings Co. Ltd.	800	1,467
THK Co. Ltd.	2,100	50,808
Tigers Polymer Corp.	200	900
TKC Corp.	300	7,743
TKP Corp.(1)	400	3,260
Toa Corp.	500	3,047
Toa Corp.	1,500	11,943
TOA ROAD Corp.	700	5,925
Toagosei Co. Ltd.	2,100	21,376
TOBISHIMA HOLDINGS, Inc.	400	4,183
TOC Co. Ltd.	600	2,559
Tocalo Co. Ltd.	1,400	16,525
Tochigi Bank Ltd.	2,400	4,307
Toda Corp.	4,200	26,485
Toei Co. Ltd.	500	21,298
Toenec Corp.	1,000	6,419
Toho Bank Ltd.	4,900	8,886
Toho Co. Ltd.	100	1,852
Toho Gas Co. Ltd.	400	10,462
Toho Holdings Co. Ltd.	1,200	34,299
Toho System Science Co. Ltd.	200	1,913
Toho Titanium Co. Ltd.	600	4,169
Tohokushinsha Film Corp.	1,400	5,449
Tokai Carbon Co. Ltd.	5,200	31,577
Tokai Corp.	400	5,700
TOKAI Holdings Corp.	2,500	15,340
Tokai Rika Co. Ltd.	1,200	16,583
Tokai Tokyo Financial Holdings, Inc.	4,900	15,579
Token Corp.	200	14,590
Tokushu Tokai Paper Co. Ltd.	200	4,696
Tokuyama Corp.	1,900	33,926
Tokyo Energy & Systems, Inc.	400	2,753
Tokyo Individualized Educational Institute, Inc.	400	1,038
Tokyo Keiki, Inc.	100	2,232
Tokyo Kiraboshi Financial Group, Inc.	600	16,742
Tokyo Rope Manufacturing Co. Ltd.	300	2,501
Tokyo Sangyo Co. Ltd.	400	1,903
Tokyo Steel Manufacturing Co. Ltd.	1,500	14,908
Tokyo Tekko Co. Ltd.	100	4,270
Tokyotokeiba Co. Ltd.	300	8,575
Tokyu Construction Co. Ltd.	700	3,229
Toli Corp.	1,000	3,071
Tomen Devices Corp.	100	4,452

Tomoe Corp.	500	3,310
Tomoe Engineering Co. Ltd.	200	5,101
Tomoku Co. Ltd.	300	4,370
TOMONY Holdings, Inc.	4,600	13,834
Tomy Co. Ltd.	2,700	76,586
Tonami Holdings Co. Ltd.	100	3,743
Topcon Corp.	200	2,132
Topre Corp.	800	10,058
Topy Industries Ltd.	200	2,500
Toridoll Holdings Corp.	1,300	31,724
Torigoe Co. Ltd.	300	1,375
Torii Pharmaceutical Co. Ltd.	300	9,709
Torishima Pump Manufacturing Co. Ltd.	200	3,130
Toshiba TEC Corp.	700	17,008
Tosho Co. Ltd.	100	426
Totech Corp.	600	9,841
Totetsu Kogyo Co. Ltd.	500	10,736
Toukei Computer Co. Ltd.	100	2,883
Tow Co. Ltd.	100	208
Towa Bank Ltd.	700	2,932
Towa Corp.	1,500	15,986
Toyo Construction Co. Ltd.	500	4,293
Toyo Engineering Corp.	500	2,324
Toyo Gosei Co. Ltd.	100	3,910
Toyo Securities Co. Ltd.	1,200	5,012
Toyo Tire Corp.	2,900	45,162
Toyobo Co. Ltd.	2,200	13,651
Toyoda Gosei Co. Ltd.	1,500	24,747
Toyota Boshoku Corp.	2,000	25,465
TPR Co. Ltd.	500	7,848
Traders Holdings Co. Ltd.	100	697
Trancom Co. Ltd.	100	6,865
Transaction Co. Ltd.	400	5,997
Transcosmos, Inc.	200	4,631
TRE Holdings Corp.	1,000	10,866
Treasure Factory Co. Ltd.	400	3,475
Trial Holdings, Inc.	1,200	25,321
Trinity Industrial Corp.	200	1,438
Trusco Nakayama Corp.	1,000	14,361
TRYT, Inc.	500	1,376
TS Tech Co. Ltd.	2,100	23,198
TSI Holdings Co. Ltd.	1,200	7,169
Tsubakimoto Chain Co.	2,200	27,562
Tsubakimoto Kogyo Co. Ltd.	200	2,531
Tsuburaya Fields Holdings, Inc.(2)	200	2,874
Tsugami Corp.	900	8,183
Tsukada Global Holdings, Inc.	500	1,430
Tsukishima Holdings Co. Ltd.	500	4,872
Tsukuba Bank Ltd.	1,500	2,330
Tsumura & Co.	1,500	48,334
Tsurumi Manufacturing Co. Ltd.	100	2,393
Tsutsumi Jewelry Co. Ltd.	100	1,392
Tsuzuki Denki Co. Ltd.	200	3,296
TV Asahi Holdings Corp.	600	8,765
Tv Tokyo Holdings Corp.	100	2,047

TWOSTONE&Sons	200	1,045
UACJ Corp.	900	32,492
UBE Corp.	2,600	41,791
Uchida Yoko Co. Ltd.	200	9,336
Ukai Co. Ltd.	100	2,424
ULS Group, Inc.	100	3,458
Ulvac, Inc.	200	8,252
U-Next Holdings Co. Ltd.	1,800	20,090
Union Tool Co.	100	3,558
Unipres Corp.	900	5,765
UNIRITA, Inc.	100	1,328
United Arrows Ltd.	500	8,781
United Super Markets Holdings, Inc.(2)	1,538	8,809
UNITED, Inc.	300	1,602
Unitika Ltd.(1)	1,900	2,468
Universal Entertainment Corp.	500	3,556
User Local, Inc.	100	1,389
Ushio, Inc.	1,500	20,481
UT Group Co. Ltd.	800	10,892
V Technology Co. Ltd.	200	2,959
Valor Holdings Co. Ltd.	900	12,991
Value HR Co. Ltd.	300	3,876
ValueCommerce Co. Ltd.	100	757
Vector, Inc.	600	3,886
Veltra Corp.(1)	100	229
Vertex Corp.	400	5,164
Vision, Inc.	1,100	10,605
Visional, Inc.(1)	200	10,568
Vital KSK Holdings, Inc.	1,000	7,941
VT Holdings Co. Ltd.	2,000	6,301
Wacoal Holdings Corp.	900	30,866
Wacom Co. Ltd.	3,300	15,630
Wakita & Co. Ltd.	700	7,309
Warabeya Nichiyo Holdings Co. Ltd.	200	2,652
Waseda Academy Co. Ltd.	200	2,428
Watahan & Co. Ltd.	300	3,045
WATAMI Co. Ltd.	400	2,749
WDI Corp.	100	2,076
West Holdings Corp.	300	3,786
Will Group, Inc.	200	1,277
WingArc1st, Inc.	200	4,395
World Co. Ltd.	200	2,943
W-Scope Corp.(1)	700	1,315
Xebio Holdings Co. Ltd.	700	5,247
YAC Holdings Co. Ltd.	100	1,266
Yagi & Co. Ltd.	100	1,190
Yahagi Construction Co. Ltd.	500	4,897
YAKUODO Holdings Co. Ltd.	200	2,728
YAMABIKO Corp.	800	13,237
Yamae Group Holdings Co. Ltd.	200	2,775
Yamagata Bank Ltd.	500	3,189
Yamaguchi Financial Group, Inc.	3,800	40,391
Yamaichi Electronics Co. Ltd.	100	1,533
Yamami Co.	100	2,822
YA-MAN Ltd.	300	1,549

Yamanashi Chuo Bank Ltd.	600	6,964
Yamashin-Filter Corp.	400	1,553
Yamatane Corp.	200	4,889
Yamaura Corp.	200	1,550
Yamaya Corp.	100	1,900
Yamazen Corp.	1,200	10,326
Yaoko Co. Ltd.	200	12,353
Yasuda Logistics Corp.	400	4,464
Yellow Hat Ltd.	1,200	20,628
Yodogawa Steel Works Ltd.	500	17,308
Yokogawa Bridge Holdings Corp.	800	14,744
Yokorei Co. Ltd.	1,200	6,384
Yokowo Co. Ltd.	500	5,355
Yomeishu Seizo Co. Ltd.	200	3,361
Yondenko Corp.	600	5,930
Yondoshi Holdings, Inc.	100	1,228
Yonex Co. Ltd.	2,000	26,739
Yonkyu Co. Ltd.	100	1,325
Yorozu Corp.	400	3,071
Yoshimura Food Holdings KK(1)	400	3,656
Yoshinoya Holdings Co. Ltd.	1,700	36,970
Yossix Holdings Co. Ltd.	100	2,148
Yotai Refractories Co. Ltd.	300	3,084
Yuasa Trading Co. Ltd.	400	11,570
Yukiguni Maitake Co. Ltd.	400	2,787
Yurtec Corp.	1,000	9,585
Yushin Precision Equipment Co. Ltd.	400	1,811
Yushiro Chemical Industry Co. Ltd.	100	1,417
Yutaka Giken Co. Ltd.	100	1,239
Zacros Corp.	300	8,274
Zenitaka Corp.	100	2,645
Zenkoku Hosho Co. Ltd.	100	3,585
Zenrin Co. Ltd.	100	541
Zeon Corp.	3,900	36,639
ZERIA Pharmaceutical Co. Ltd.	500	7,774
ZIGExN Co. Ltd.	1,400	4,940
Zojirushi Corp.	200	2,058
Zuiko Corp.	200	1,681
Zuken, Inc.	100	2,950
		12,738,703
Netherlands — 1.2%
Aalberts NV	1,071	41,056
AMG Critical Materials NV(2)	536	8,069
Arcadis NV	996	65,663
Avantium NV(1)	268	593
Basic-Fit NV(1)(2)	750	16,818
Brunel International NV	323	3,004
Constellium SE(1)	2,047	25,096
Corbion NV	790	18,330
Fugro NV	1,731	31,388
InPost SA(1)	3,277	57,386
Just Eat Takeaway.com NV(1)	1,660	26,490
Koninklijke BAM Groep NV	4,085	17,523
Koninklijke Heijmans NV, CVA	337	10,304
Koninklijke Vopak NV	1,155	54,023

OCI NV	1,564	18,278
Pharvaris NV(1)	251	5,497
ProQR Therapeutics NV(1)	409	1,571
SBM Offshore NV	1,996	36,092
SIF Holding NV(1)(2)	162	2,133
Signify NV	1,447	32,351
Sligro Food Group NV	306	3,453
TKH Group NV, CVA	194	6,303
Van Lanschot Kempen NV	444	19,875
		501,296
New Zealand — 0.7%
Air New Zealand Ltd.	118,079	38,825
Fletcher Building Ltd.(1)	43,989	81,138
KMD Brands Ltd.(1)	41,116	10,098
Ryman Healthcare Ltd.(1)	3,982	10,971
SKYCITY Entertainment Group Ltd.	58,463	50,215
Summerset Group Holdings Ltd.(2)	12,542	95,357
Tourism Holdings Ltd.	621	754
		287,358
Norway — 2.1%
2020 Bulkers Ltd.	482	5,605
Aker Horizons ASA(1)	3,370	578
Aker Solutions ASA	6,412	18,247
AMSC ASA(1)	2,010	5,047
Atea ASA(1)	2,515	30,979
Austevoll Seafood ASA	1,677	15,367
Avance Gas Holding Ltd.	640	6,601
Belships ASA	2,439	4,027
Bluenord ASA(1)	731	39,075
Borr Drilling Ltd.(1)	6,000	22,884
Borregaard ASA	1,247	20,726
BW LPG Ltd.	2,618	31,841
BW Offshore Ltd.	2,569	6,503
Cadeler AS(1)	2,670	16,407
Cool Co. Ltd.	656	5,469
Crayon Group Holding ASA(1)	2,079	23,878
DNO ASA	15,372	14,246
DOF Group ASA(1)	5,647	43,543
Elmera Group ASA	3,157	11,337
Europris ASA	4,564	27,376
FLEX LNG Ltd.	501	12,095
Grieg Seafood ASA	1,014	5,595
Himalaya Shipping Ltd.(1)	585	3,647
Hoegh Autoliners ASA	3,490	40,706
Kid ASA	1,050	12,153
Kitron ASA	5,646	16,124
Klaveness Combination Carriers ASA	196	1,405
LINK Mobility Group Holding ASA(1)	4,453	9,780
MPC Container Ships ASA	10,597	20,791
Noram Drilling AS(1)	307	959
Norbit ASA	444	3,868
Norconsult Norge AS	2,882	10,820
Nordic Mining ASA(1)	1,539	3,539
Nordic Semiconductor ASA(1)	1,930	17,308
Norske Skog ASA(1)	2,459	4,699

Norwegian Air Shuttle ASA	20,019	20,450
Odfjell Drilling Ltd.	3,366	14,854
OKEA ASA	1,429	2,591
Panoro Energy ASA(1)	1,604	3,876
Pexip Holding ASA	1,281	5,245
PhotoCure ASA(1)	574	2,560
Protector Forsikring ASA	1,567	41,108
Rana Gruber ASA	729	5,084
Salmon Evolution ASA(1)	5,843	3,546
SATS ASA(1)	969	2,169
Scatec ASA(1)	3,777	27,735
Sea1 offshore, Inc.	1,567	4,122
Solstad Offshore ASA(1)	640	2,442
SpareBank 1 Nord Norge	2,780	29,777
SpareBank 1 SMN	4,005	59,586
Stolt-Nielsen Ltd.	767	19,472
TGS ASA	5,770	56,548
Veidekke ASA	3,081	38,177
		852,567
Portugal — 0.3%
Altri SGPS SA	2,956	15,561
Corticeira Amorim SGPS SA	1,225	10,775
CTT-Correios de Portugal SA	2,852	13,462
Mota-Engil SGPS SA(2)	2,817	7,778
NOS SGPS SA	6,162	22,535
REN - Redes Energeticas Nacionais SGPS SA	9,712	25,257
Semapa-Sociedade de Investimento e Gestao	729	10,645
Sonae SGPS SA	12,975	12,935
		118,948
Singapore — 2.2%
AEM Holdings Ltd.	10,851	10,717
Aztech Global Ltd.	14,100	7,324
Boustead Singapore Ltd.	11,400	8,470
Capitaland India Trust	75,300	61,948
Centurion Corp. Ltd.	18,500	12,990
ComfortDelGro Corp. Ltd.	123,600	134,751
COSCO Shipping International Singapore Co. Ltd.(1)	58,900	5,984
CSE Global Ltd.	21,000	7,297
First Resources Ltd.	36,100	40,178
Food Empire Holdings Ltd.	12,500	9,145
Frencken Group Ltd.	24,700	21,828
Geo Energy Resources Ltd.(2)	11,500	2,277
Hutchison Port Holdings Trust, U Shares	297,400	47,019
iFAST Corp. Ltd.	6,900	38,344
ISDN Holdings Ltd.(2)	8,700	1,983
Keppel Infrastructure Trust	310,300	104,225
LHN Ltd.	12,500	4,007
Marco Polo Marine Ltd.	170,600	6,626
Nanofilm Technologies International Ltd.	22,300	13,019
Pan-United Corp. Ltd.	2,800	1,160
Raffles Medical Group Ltd.	61,400	39,899
Rex International Holding Ltd.(1)	50,100	4,227
RH PetroGas Ltd.(1)	14,200	1,717
Riverstone Holdings Ltd.	45,600	35,408
Samudera Shipping Line Ltd.	15,200	9,250

Sheng Siong Group Ltd.	54,800	67,522
Singapore Post Ltd.	78,900	34,191
StarHub Ltd.	30,000	27,336
Super Hi International Holding Ltd.(1)(2)	19,000	40,122
UMS Integration Ltd.	32,400	24,941
Yangzijiang Financial Holding Ltd.	128,500	38,388
Yanlord Land Group Ltd.(1)(2)	25,600	12,336
Yoma Strategic Holdings Ltd.(1)	126,900	6,077
		880,706
Spain — 1.6%
Acerinox SA	3,617	36,352
Almirall SA	1,407	13,158
Atresmedia Corp. de Medios de Comunicacion SA	1,622	7,794
Bankinter SA	14,536	114,989
CIE Automotive SA	678	17,996
Construcciones y Auxiliar de Ferrocarriles SA	361	12,556
Ebro Foods SA	1,123	18,992
eDreams ODIGEO SA(1)	1,230	9,049
Enagas SA(2)	4,351	59,699
Ence Energia y Celulosa SA(2)	2,728	7,965
Ercros SA	1,494	5,565
Faes Farma SA	5,097	19,146
Fluidra SA	1,605	41,957
Gestamp Automocion SA(2)	3,063	8,364
Global Dominion Access SA	1,532	4,330
Grenergy Renovables SA(1)	58	1,765
Indra Sistemas SA	1,051	18,508
Laboratorios Farmaceuticos Rovi SA	430	29,298
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	4,543	5,156
Logista Integral SA	979	31,331
Melia Hotels International SA	1,889	13,513
Neinor Homes SA(1)	213	3,412
Obrascon Huarte Lain SA(1)(2)	11,845	3,639
Prosegur Cash SA	3,600	1,997
Sacyr SA	8,581	28,044
Solaria Energia y Medio Ambiente SA(1)(2)	732	7,011
Soltec Power Holdings SA(1)(2)	357	603
Tecnicas Reunidas SA(1)	982	11,530
Tubacex SA(2)	2,479	9,015
Tubos Reunidos SA(1)	876	475
Unicaja Banco SA	21,985	28,287
Vidrala SA	390	38,717
Viscofan SA	785	50,691
		660,904
Sweden — 4.8%
AcadeMedia AB	3,384	18,504
AddLife AB, B Shares	1,905	23,269
Addnode Group AB	110	1,015
ADDvise Group AB, Class B(1)	2,992	1,034
AFRY AB	2,707	37,680
Alleima AB	5,824	40,844
Ambea AB	1,941	17,113
Arjo AB, B Shares	6,412	20,202
Attendo AB	3,435	15,322
Beijer Alma AB	767	12,110

Bergman & Beving AB	859	20,918
BHG Group AB(1)	3,150	5,398
BICO Group AB(1)(2)	337	1,011
Bilia AB, A Shares	1,941	21,846
Billerud Aktiebolag	6,433	56,416
BioGaia AB, B Shares	2,919	28,691
Bonava AB, B Shares(1)	4,491	3,168
Boozt AB(1)	1,444	14,555
Bravida Holding AB	4,544	32,878
Bufab AB	841	31,522
Bulten AB	554	3,483
Bure Equity AB	2,210	74,762
Byggmax Group AB	1,035	4,174
Camurus AB(1)	482	25,222
Catena AB	979	43,918
Cibus Nordic Real Estate AB publ	1,713	27,434
Cint Group AB(1)	5,898	6,786
Clas Ohlson AB, B Shares	1,605	29,049
Cloetta AB, B Shares	5,842	13,948
Coor Service Management Holding AB	2,652	8,190
Corem Property Group AB, B Shares	19,164	12,410
Dios Fastigheter AB	3,009	22,248
Dynavox Group AB(1)	3,386	18,200
Electrolux AB, B Shares(1)	1,030	7,705
Electrolux Professional AB, B Shares	7,091	45,572
Elekta AB, B Shares	4,924	29,396
Enad Global 7 AB	1,622	2,171
Fastighetsbolaget Emilshus AB, Class B(1)	88	395
G5 Entertainment AB	163	1,508
Granges AB	3,849	43,871
Hanza AB	784	4,796
Hemnet Group AB	2,494	74,965
Hexatronic Group AB(1)	2,706	9,344
HMS Networks AB	325	11,635
Hoist Finance AB(1)	1,605	13,323
Humana AB(1)	286	964
Humble Group AB(1)	12,470	13,820
Instalco AB	6,735	19,018
INVISIO AB	1,357	35,118
Inwido AB	1,532	25,722
JM AB	1,751	28,176
KNOW IT AB	604	7,470
Lindab International AB	2,567	53,587
Loomis AB	1,729	52,974
Medicover AB, B Shares	252	4,077
MEKO AB	1,230	15,049
MIPS AB	326	14,487
Modern Times Group MTG AB, B Shares(1)	2,318	19,573
Mycronic AB	2,549	90,441
NCAB Group AB	3,477	18,201
NCC AB, B Shares	3,047	45,556
Neobo Fastigheter AB(1)(2)	4,233	8,798
Net Insight AB, B Shares(1)	5,502	3,542
New Wave Group AB, B Shares	2,318	20,570
Nobia AB(1)	10,989	3,763

Nolato AB, B Shares	6,658	32,974
Nordic Paper Holding AB	1,300	5,940
Nordic Waterproofing Holding AB	252	3,781
Note AB(1)	355	4,202
NP3 Fastigheter AB	732	17,329
Nyfosa AB	4,398	44,002
Orron Energy AB(1)	3,720	2,323
Pandox AB	2,850	50,273
Paradox Interactive AB	893	15,223
Peab AB, Class B	5,558	40,895
Platzer Fastigheter Holding AB, B Shares	1,696	13,695
PowerCell Sweden AB(1)	553	1,825
Prevas AB, B Shares	69	701
Proact IT Group AB	622	7,558
Ratos AB, B Shares	2,367	6,911
RaySearch Laboratories AB	1,106	21,114
Rvrc Holding AB	1,781	6,459
Samhallsbyggnadsbolaget i Norden AB	15,927	5,633
Samhallsbyggnadsbolaget i Norden AB, D Shares	3,081	1,637
Scandic Hotels Group AB(1)	4,279	26,554
Sedana Medical AB(1)	1,945	2,292
Sinch AB(1)	12,578	23,043
SkiStar AB	1,302	20,066
Stillfront Group AB(1)	8,194	5,522
Storytel AB(1)	1,162	6,450
Surgical Science Sweden AB(1)	499	6,783
SwedenCare AB	1,264	5,760
Teqnion AB(1)	217	3,372
Tethys Oil AB(1)	859	4,525
Troax Group AB	1,155	22,091
Truecaller AB, B Shares	5,808	26,195
VBG Group AB, B Shares	591	15,700
Viaplay Group AB, B Shares(1)(2)	516	32
Vitec Software Group AB, B Shares	766	34,328
Vitrolife AB	1,356	27,980
Wihlborgs Fastigheter AB	4,098	41,581
		1,973,656
Switzerland — 3.7%
Accelleron Industries AG	1,587	89,143
Allreal Holding AG	296	54,397
ALSO Holding AG	196	52,292
ams-OSRAM AG(1)	46	297
Arbonia AG(1)	998	12,917
Aryzta AG(1)	23,014	40,079
Ascom Holding AG	821	3,875
Autoneum Holding AG	105	12,313
Basilea Pharmaceutica Ag Allschwil(1)	90	4,268
Bell Food Group AG	44	13,245
Bossard Holding AG, Class A(2)	126	28,548
Bucher Industries AG	124	47,996
Burckhardt Compression Holding AG	58	43,507
Burkhalter Holding AG	156	16,227
Bystronic AG	15	5,701
Cembra Money Bank AG	641	59,057
Clariant AG(1)	5,237	63,254

Comet Holding AG	84	26,683
COSMO Pharmaceuticals NV	179	12,838
Daetwyler Holding AG, Bearer Shares	159	24,860
DKSH Holding AG	621	46,213
dormakaba Holding AG	53	40,205
EFG International AG(1)	2,459	33,546
Forbo Holding AG	15	13,288
Gurit Holding AG, Bearer Shares	38	489
Huber & Suhner AG	231	19,738
Implenia AG	269	8,939
Inficon Holding AG	34	39,585
Interroll Holding AG	7	17,279
Intershop Holding AG	87	12,164
Kardex Holding AG	141	43,857
Komax Holding AG	39	5,049
LEM Holding SA	4	3,555
Leonteq AG	199	5,334
Medacta Group SA	162	20,322
Medmix AG(2)	591	5,771
Mobilezone Holding AG	821	13,027
Mobimo Holding AG	141	45,867
Montana Aerospace AG(1)	785	13,702
Novavest Real Estate AG(1)	158	6,208
OC Oerlikon Corp. AG Pfaffikon	3,067	13,055
Orior AG(2)	125	5,842
PolyPeptide Group AG(1)	267	8,783
Rieter Holding AG	38	3,730
Schweiter Technologies AG	13	6,013
Sensirion Holding AG(1)	166	10,625
Siegfried Holding AG(1)	88	111,321
SKAN Group AG	213	17,990
Softwareone Holding AG(1)	2,267	20,000
St. Galler Kantonalbank AG	57	27,573
Stadler Rail AG	1,317	29,062
Sulzer AG	191	28,800
Swissquote Group Holding SA	285	112,143
Temenos AG	131	8,626
TX Group AG	58	10,560
u-blox Holding AG(1)(2)	107	8,415
Valiant Holding AG	323	38,502
Vetropack Holding AG	168	5,034
Vontobel Holding AG	481	31,749
Warteck Invest AG	3	6,053
Zehnder Group AG	179	9,373
		1,518,884
United Kingdom — 13.1%
4imprint Group PLC	592	38,122
abrdn PLC	34,884	62,602
Advanced Medical Solutions Group PLC	3,828	10,383
AFC Energy PLC(1)	4,757	642
AG Barr PLC	1,817	14,291
AJ Bell PLC	6,072	36,683
Alliance Pharma PLC(1)	7,036	4,119
Alpha Group International PLC	783	21,802
Anglogold Ashanti PLC	2,261	56,392

Ashmore Group PLC	6,061	13,523
Ashtead Technology Holdings PLC	1,584	11,103
ASOS PLC(1)	749	3,588
Aston Martin Lagonda Global Holdings PLC(1)(2)	4,318	5,836
Auction Technology Group PLC(1)	305	2,006
Avon Technologies PLC	648	11,644
Babcock International Group PLC	5,080	33,212
Balfour Beatty PLC	10,741	61,542
Bank of Georgia Group PLC	895	53,410
Barratt Redrow PLC	8,289	45,142
Beazley PLC	13,236	130,769
Bellway PLC	2,388	76,237
Bloomsbury Publishing PLC	784	6,620
Bodycote PLC	3,688	29,092
boohoo Group PLC(1)(2)	13,218	5,655
BP Marsh & Partners PLC	203	1,860
Breedon Group PLC	5,879	34,521
Britvic PLC	5,704	93,700
Burberry Group PLC	2,513	28,764
Burford Capital Ltd.	1,535	20,922
Burford Capital Ltd. (London)	4,417	59,571
Bytes Technology Group PLC	5,289	30,521
Capricorn Energy PLC	1,039	3,137
Card Factory PLC	6,109	6,921
Carr's Group PLC	1,464	2,188
Central Asia Metals PLC	3,633	7,504
Ceres Power Holdings PLC(1)	1,494	3,160
Cerillion PLC	392	9,124
Chemring Group PLC	5,770	26,037
Chesnara PLC	3,064	9,830
Churchill China PLC	95	861
Clarkson PLC	302	15,305
Close Brothers Group PLC(1)	3,067	8,734
CMC Markets PLC	2,882	10,127
Coats Group PLC	33,120	40,612
Computacenter PLC	1,923	54,497
Craneware PLC	500	15,339
Crest Nicholson Holdings PLC	5,480	11,541
CVS Group PLC	1,357	14,720
De La Rue PLC(1)	1,996	2,589
Deliveroo PLC(1)	21,231	40,518
Direct Line Insurance Group PLC	28,268	84,392
Diversified Energy Co. PLC	393	6,399
Dowlais Group PLC	27,220	20,529
Dr. Martens PLC	9,190	8,076
Drax Group PLC	10,315	87,606
Duke Capital Ltd.	7,722	2,749
Dunelm Group PLC	2,809	40,933
easyJet PLC	6,054	42,603
Ecora Resources PLC	3,029	2,522
Elementis PLC	9,086	15,388
Energean PLC	2,604	33,519
EnQuest PLC(1)	48,860	6,957
Essentra PLC	5,790	10,673
FDM Group Holdings PLC	1,666	6,865

Ferrexpo PLC(1)	4,668	4,830
Firstgroup PLC	17,692	34,093
Fonix PLC	1,306	3,527
Forterra PLC	3,617	8,231
Foxtons Group PLC	6,599	5,042
Frontier Developments PLC(1)	251	750
Fuller Smith & Turner PLC, Class A	703	5,906
Fund Technologies PLC(1)(2)	488	12,551
Future PLC	2,192	25,179
Galliford Try Holdings PLC	1,906	9,166
Games Workshop Group PLC	760	136,738
Gamma Communications PLC	2,268	45,563
GB Group PLC	2,140	10,305
Genel Energy PLC(1)	2,332	2,522
Genuit Group PLC	4,665	24,084
Genus PLC	1,090	23,833
Georgia Capital PLC(1)	271	4,075
Grafton Group PLC	3,775	45,342
Grainger PLC	15,375	45,873
Greencore Group PLC(1)	8,997	22,685
Greggs PLC	2,372	81,623
Gulf Keystone Petroleum Ltd.	6,357	11,989
Gym Group PLC(1)	3,348	6,775
Halfords Group PLC	2,157	4,121
Harbour Energy PLC	7,915	26,119
Harworth Group PLC	2,341	5,170
Hays PLC	30,997	31,045
Helios Towers PLC(1)	9,712	12,165
Henry Boot PLC	1,085	3,175
Hill & Smith PLC	1,763	46,313
Hilton Food Group PLC	1,693	19,513
Hochschild Mining PLC(1)	10,064	27,399
Hollywood Bowl Group PLC	4,172	16,995
Hostelworld Group PLC(1)(2)	1,641	2,756
Hunting PLC	3,958	15,253
Ibstock PLC	9,396	22,300
IG Group Holdings PLC	8,001	97,507
Impax Asset Management Group PLC	1,216	5,164
Inchcape PLC	6,823	66,866
Indivior PLC(1)	1,425	16,068
IntegraFin Holdings PLC	5,792	28,999
International Distribution Services PLC	13,664	62,070
International Workplace Group PLC	15,957	33,894
IP Group PLC(1)	19,810	11,055
IQE PLC(1)(2)	23,780	3,654
ITM Power PLC(1)(2)	8,139	3,523
ITV PLC	89,901	83,202
J D Wetherspoon PLC	2,191	17,904
JET2 PLC	4,205	84,247
John Wood Group PLC(1)	1,429	962
Johnson Matthey PLC	3,900	67,469
Johnson Service Group PLC	10,208	18,710
JTC PLC	2,511	32,373
Jubilee Metals Group PLC(1)	63,367	3,791
Judges Scientific PLC	19	2,029

Jupiter Fund Management PLC	8,905	9,473
Just Group PLC	19,916	36,306
Kainos Group PLC	1,374	13,577
Keller Group PLC	1,851	35,008
Keystone Law Group PLC	507	4,029
Kier Group PLC	8,390	15,612
Lancashire Holdings Ltd.	4,739	38,271
Learning Technologies Group PLC	5,752	6,651
Liontrust Asset Management PLC	821	4,569
M&C Saatchi PLC(2)	2,077	5,021
Macfarlane Group PLC	2,586	3,454
Man Group PLC	3,171	8,489
Marshalls PLC	4,326	17,453
Marston's PLC(1)	16,711	8,311
Me Group International PLC	4,055	11,300
Mears Group PLC	2,617	12,170
Midwich Group PLC	1,030	3,760
Mitchells & Butlers PLC(1)	6,361	19,955
Mitie Group PLC	29,322	40,682
MJ Gleeson PLC	942	6,067
Mobico Group PLC(1)	4,470	4,944
Molten Ventures PLC(1)	4,037	16,208
MONY Group PLC	10,170	25,362
Moonpig Group PLC(1)	7,820	24,894
Morgan Advanced Materials PLC	5,437	18,383
Morgan Sindall Group PLC	999	48,412
Mortgage Advice Bureau Holdings Ltd.	946	7,574
MP Evans Group PLC(2)	790	9,874
NCC Group PLC	5,878	11,875
Next 15 Group PLC	946	5,150
Nexxen International Ltd.(1)	1,763	8,682
Norcros PLC	1,337	4,287
Ocado Group PLC(1)	6,187	24,885
On the Beach Group PLC	1,532	3,268
OSB Group PLC	8,177	41,726
Oxford Biomedica PLC(1)(2)	1,265	6,903
Oxford Nanopore Technologies PLC(1)	9,921	20,106
Pagegroup PLC	7,641	35,056
Pan African Resources PLC	58,711	25,764
Pantheon Resources PLC(1)	9,636	3,011
Paragon Banking Group PLC	4,488	43,134
PayPoint PLC	1,391	14,501
Pennon Group PLC	5,971	45,830
Persimmon PLC	2,872	46,008
Pets at Home Group PLC	5,486	16,230
Phoenix Spree Deutschland Ltd.(1)	193	425
Pinewood Technologies Group PLC	1,038	4,536
Plus500 Ltd.	2,039	66,579
Polar Capital Holdings PLC	1,732	11,902
Pollen Street Group Ltd.	630	5,726
Premier Foods PLC	14,872	37,000
Pulsar Group PLC(1)	752	565
PZ Cussons PLC	2,641	2,674
QinetiQ Group PLC	10,834	57,285
Quilter PLC	44,747	85,648

Rathbones Group PLC	1,395	29,568
Reach PLC	5,266	5,968
Renew Holdings PLC	749	9,910
Renewi PLC	1,069	11,054
Renishaw PLC	464	18,480
Restore PLC	2,349	7,956
RHI Magnesita NV	574	22,592
Rotork PLC	18,472	78,186
RWS Holdings PLC	5,254	10,297
S&U PLC	45	826
S4 Capital PLC(1)(2)	3,727	1,714
Saga PLC(1)	1,144	1,657
Savills PLC	2,586	35,383
Serco Group PLC	20,820	41,563
Serica Energy PLC	6,984	11,431
Severfield PLC	6,412	3,954
SIG PLC(1)	13,702	3,368
Softcat PLC	2,888	58,055
SolGold PLC(1)	29,446	2,847
Spectris PLC	1,068	34,447
Spire Healthcare Group PLC	5,454	15,638
Spirent Communications PLC(1)	7,929	17,286
SSP Group PLC	15,532	31,645
SThree PLC	3,260	14,853
Strix Group PLC(1)	4,224	2,878
Supreme PLC	1,312	2,789
Synthomer PLC(1)	3,135	6,662
Tate & Lyle PLC	8,978	84,172
TBC Bank Group PLC	1,123	43,325
Team Internet Group PLC	2,119	2,185
Telecom Plus PLC	1,263	28,933
THG PLC(1)	15,248	9,281
TI Fluid Systems PLC	6,893	16,884
TP ICAP Group PLC	20,683	69,146
Travis Perkins PLC	4,883	47,264
Treatt PLC	1,161	5,925
Trustpilot Group PLC(1)	6,870	25,711
TT Electronics PLC	3,422	5,110
TUI AG(1)	7,232	57,612
Vanquis Banking Group PLC	4,221	2,458
Vertu Motors PLC	7,233	5,533
Vesuvius PLC	5,004	26,538
Victorian Plumbing Group PLC	1,212	1,858
Victrex PLC	1,606	17,638
Vistry Group PLC(1)	6,714	56,093
Volex PLC	1,393	5,113
Warpaint London PLC	751	5,312
Watches of Switzerland Group PLC(1)	4,830	28,598
Watkin Jones PLC(1)	2,745	758
WH Smith PLC	2,460	38,524
Wickes Group PLC	6,504	12,221
XP Power Ltd.(1)	324	5,361
Yellow Cake PLC(1)	5,823	40,355
YouGov PLC	2,071	11,618
Young & Co.'s Brewery PLC, Class A	380	4,692

Zigup PLC	5,897	28,465
Zotefoams PLC	1,179	5,369
		5,356,346
United States — 0.7%
Alcoa Corp.	1,390	64,746
Chord Energy Corp.	326	41,572
Cleveland-Cliffs, Inc.(1)	322	4,009
Encore Energy Corp.(1)(2)	1,089	4,116
Golar LNG Ltd.	2,103	82,795
Kingsway Financial Services, Inc.(1)	145	1,280
Luxfer Holdings PLC	499	7,166
Pagaya Technologies Ltd., Class A(1)	317	3,465
Primo Brands Corp., Class A	2,536	72,327
Quanex Building Products Corp.	5	149
Quanex Building Products Corp. (London)	102	3,035
Viemed Healthcare, Inc.(1)	327	2,835
		287,495
TOTAL COMMON STOCKS (Cost $39,211,976)		40,605,329
RIGHTS — 0.1%
France — 0.1%
Atos SE(1)(2)	2,564,430	15,257
Italy — 0.0%
doValue SpA(1)(2)	171	244
Spain — 0.0%
Vidrala SA(1)	20	1,935
Viscofan SA(1)	785	1,205
		3,140
TOTAL RIGHTS (Cost $19,552)		18,641
WARRANTS — 0.0%
Italy — 0.0%
Fincantieri SpA(1)(2) (Cost $—)	531	146
SHORT-TERM INVESTMENTS — 1.7%
Money Market Funds — 1.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class	153,732	153,732
State Street Navigator Securities Lending Government Money Market Portfolio(3)	559,713	559,713
TOTAL SHORT-TERM INVESTMENTS (Cost $713,445)		713,445
TOTAL INVESTMENT SECURITIES — 101.0% (Cost $39,944,973)		41,337,561
OTHER ASSETS AND LIABILITIES — (1.0)%		(407,008)
TOTAL NET ASSETS — 100.0%		$40,930,553

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Industrials	21.7%
Consumer Discretionary	14.4%
Financials	13.8%
Materials	13.4%
Information Technology	8.9%
Consumer Staples	6.4%
Energy	5.5%
Health Care	5.2%
Real Estate	3.9%
Communication Services	3.5%
Utilities	2.6%
Short-Term Investments	1.7%
Other Assets and Liabilities	(1.0)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
CVA	–	Certificaten Van Aandelen
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $1,340,498. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $1,413,188, which includes securities collateral of $853,475.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Australia	—	$3,522,828	—
Austria	—	331,682	—
Belgium	$39,415	409,516	—
Canada	1,698	4,287,616	—
Denmark	—	791,849	—
Finland	—	427,496	—
France	—	1,166,547	—
Germany	—	1,369,480	—
Hong Kong	—	607,478	—
Ireland	—	100,818	—
Israel	139,946	1,054,181	—
Italy	—	1,177,916	—
Japan	—	12,738,703	—
Netherlands	32,164	469,132	—
New Zealand	—	287,358	—
Norway	—	852,567	—
Portugal	—	118,948	—
Singapore	—	880,706	—
Spain	—	660,904	—
Sweden	—	1,973,656	—
Switzerland	—	1,518,884	—
United Kingdom	20,922	5,335,424	—
United States	147,387	140,108	—
Rights	—	18,641	—
Warrants	—	146	—
Short-Term Investments	713,445	—	—
	$1,094,977	$40,242,584	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.